UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10267
Investment Company Act file number

AssetMark Funds
(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 425
Pleasant Hill, CA 94523-3967
(Address of principal executive offices) (Zip code)

Carrie Hansen
AssetMark Investment Services, Inc.
2300 Contra Costa Boulevard, Suite 425
Pleasant Hill, CA 94523-3967
(Name and address of agent for service)

MICHAEL P. O'HARE, ESQ. STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 ONE COMMERCE SQUARE PHILADELPHIA, PA 19103-7098	CHAD FICKETT, ESQ. U.S. BANCORP FUND SERVICES, LLC 615 EAST MICHIGAN STREET MILWAUKEE, WISCONSIN 53202

(866) 548-2653
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2005 AssetMark Large Cap Growth

Shares		Value
	COMMON STOCKS - 98.34%
	Beverages - 0.71%
77,900	PepsiCo, Inc.	$4,417,709
	Biotechnology - 6.29%
241,550	Amgen, Inc. (a) (b)	19,244,288
237,200	Genentech, Inc. (a) (b)	19,974,612
		39,218,900
	Capital Markets - 3.89%
81,500	AG Edwards, Inc. (b)	3,570,515
162,000	The Bank of New York Co., Inc.	4,764,420
59,400	Franklin Resources, Inc. (b)	4,987,224
120,100	Merrill Lynch & Co, Inc.	7,368,135
94,600	SEI Investments Co.	3,555,068
		24,245,362
	Chemicals - 1.88%
99,400	Air Products & Chemicals, Inc.	5,480,916
96,400	Ecolab, Inc.	3,078,052
77,000	Rohm & Haas Co.	3,167,010
		11,725,978
	Commercial Banks - 1.42%
288,020	Commerce Bancorp Inc. (b)	8,839,334
	Commercial Services & Supplies - 1.78%
167,500	Apollo Group, Inc. (a) (b)	11,120,325
	Communications Equipment - 5.67%
737,600	Cisco Systems, Inc. (a) (b)	13,225,168
216,000	Motorola, Inc. (b)	4,771,440
387,800	QUALCOMM, Inc. (b)	17,354,050
		35,350,658
	Computers & Peripherals - 4.97%
468,850	Dell, Inc. (a)	16,034,670
49,300	Lexmark International, Inc. (a) (b)	3,009,765
503,150	Network Appliance, Inc. (a)	11,944,781
		30,989,216
	Consumer Finance - 1.38%
150,100	American Express Co.	8,621,744
	Diversified Financial Services - 1.10%
150,300	Citigroup, Inc.	6,841,656
	Electrical Equipment - 1.08%
93,500	Emerson Electric Co.	6,713,300
	Electronic Equipment & Instruments - 1.45%
81,200	CDW Corp. (b)	4,784,304
160,100	Molex, Inc. (b)	4,271,468
		9,055,772
	Energy Equipment & Services - 1.81%
84,800	Baker Hughes, Inc. (b)	5,060,864
94,300	National-Oilwell, Inc. (a) (b)	6,204,940
		11,265,804
	Food & Staples Retailing - 3.47%
124,200	Costco Wholesale Corp. (b)	5,351,778
265,300	Walgreen Co. (b)	11,527,285
108,100	Wal-Mart Stores, Inc. (b)	4,736,942
		21,616,005
	Food Products - 0.91%
117,900	General Mills, Inc.	5,682,780

	Health Care Equipment & Supplies - 3.29%
122,200	Biomet, Inc.	4,241,562
144,000	Medtronic, Inc. (b)	7,721,280
216,525	Varian Medical Systems, Inc. (a) (b)	8,554,903
		20,517,745
	Health Care Providers & Services - 1.95%
77,600	Express Scripts, Inc. (a) (b)	4,826,720
125,400	Health Management Associates, Inc. (b)	2,943,138
78,000	UnitedHealth Group, Inc. (b)	4,383,600
		12,153,458
	Hotels Restaurants & Leisure - 1.96%
85,200	Carnival Corp. (b)	4,258,296
158,850	Starbucks Corp. (a) (b)	7,958,385
		12,216,681
	Household Products - 2.16%
122,100	Colgate-Palmolive Co.	6,445,659
117,900	Procter & Gamble Co. (b)	7,010,334
		13,455,993
	Industrial Conglomerates - 3.44%
71,100	3M Co. (b)	5,215,896
482,550	General Electric Co.	16,247,459
		21,463,355
	Insurance - 7.21%
181,200	Aflac, Inc. (b)	8,208,360
73,300	American International Group, Inc. (b)	4,541,668
307,450	The Progressive Corp. (b)	32,211,536
		44,961,564
	Internet & Catalog Retail - 8.29%
540,500	Amazon.Com, Inc. (a) (b)	24,484,650
660,000	eBay, Inc. (a) (b)	27,192,000
		51,676,650
	Internet Software & Services - 5.46%
41,900	Google, Inc. (a) (b)	13,259,674
613,800	Yahoo!, Inc. (a) (b)	20,770,992
		34,030,666
	IT Services - 1.60%
113,617	First Data Corp. (b)	4,544,680
118,100	Fiserv, Inc. (a) (b)	5,417,247
		9,961,927
	Machinery - 2.93%
85,400	Caterpillar, Inc. (b)	5,017,250
149,800	Dover Corp. (b)	6,110,342
86,500	Illinois Tool Works, Inc. (b)	7,121,545
		18,249,137
	Media - 4.28%
49,100	Omnicom Group (b)	4,106,233
234,600	Pixar (a) (b)	10,442,046
338,105	XM Satellite Radio Holdings, Inc. - Class A (a) (b)	12,141,351
		26,689,630
	Multiline Retail - 0.93%
115,800	Kohl's Corp. (a)	5,810,844
	Oil & Gas - 1.78%
56,170	Apache Corp.	4,225,107
108,000	Exxon Mobil Corp.	6,862,320
		11,087,427

	Pharmaceuticals - 3.04%
18,800	Eli Lilly & Co. (b)	1,006,176
100,900	Johnson & Johnson	6,384,952
273,400	Pfizer, Inc.	6,826,798
226,200	Schering-Plough Corp. (b)	4,761,510
		18,979,436
	Semiconductor & Semiconductor Equipment - 5.52%
300,700	Intel Corp.	7,412,255
382,400	Maxim Integrated Products, Inc. (b)	16,309,360
123,800	Microchip Technology, Inc.	3,728,856
248,700	Xilinx, Inc. (b)	6,926,295
		34,376,766
	Software - 4.13%
227,840	Adobe Systems, Inc. (b)	6,801,024
186,600	Electronic Arts, Inc. (a) (b)	10,615,674
319,400	Microsoft Corp.	8,218,162
3,460	Symantec Corp. (a)	78,404
		25,713,264
	Specialty Retail - 2.56%
103,100	Bed Bath & Beyond, Inc. (a) (b)	4,142,558
101,200	Lowe's Cos, Inc. (b)	6,517,280
248,750	Staples, Inc. (b)	5,303,350
		15,963,188
	TOTAL COMMON STOCKS (Cost $530,994,082)	613,012,274

	SHORT TERM INVESTMENTS - 1.64%
	Money Market Funds - 1.64%
	Federated Prime Obligations Fund
$10,246,664	3.600%, 01/01/2050	10,246,664
	TOTAL SHORT TERM INVESTMENTS (Cost $10,246,665)	10,246,664
Principal
Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 34.07%
	CERTIFICATES OF DEPOSIT - 1.81%
7,520,020	Concord Bank, N.A., 3.74%, 10/13/05 (c)	7,520,020
3,760,010	Natexis Banque, 3.36%, 10/31/05	3,760,010

	TOTAL CERTIFICATES OF DEPOSIT (Cost $11,280,030)	11,280,030

	COMMERCIAL PAPER - 12.92%
2,506,673	CCN Bluegrass, 3.33%, 05/18/06 (c)	2,506,673
5,013,347	CCN Independence IV LLC, 3.29%, 04/17/06 (c)	5,013,347
8,021,355	CCN Orchard Park, 3.19%, 04/06/06 (c)	8,021,355
2,256,006	Concord Minutemen Capital Co., 3.67%, 10/06/05 (c)	2,256,006
5,013,347	Duke Funding, 3.82%, 10/27/05 (c) (d)	5,013,347
5,013,347	Duke Funding, 3.70%, 12/06/05 (c)	4,997,429
5,013,347	Laguna Corp., 3.70%, 10/06/05 (c) (d)	4,997,931
11,280,030	Lakeside Funding LLC, 3.54%, 12/12/05 (c)	11,280,030
2,005,131	Leafs LLC, 2.85%, 01/20/06 (c)	2,005,131
6,767,318	Leafs LLC, 3.77%, 04/20/06 (c)	6,767,318
2,506,673	Liquid Funding Ltd., 3.54%, 12/12/05 (c) (d)	2,506,469
3,509,343	Morgan Stanley, 4.02%, 03/01/06	3,509,343
3,509,343	Morgan Stanley, 3.33%, 01/20/06	3,509,343
3,401,806	RAMS Funding LLC, 3.86%, 10/12/05 (c) (d)	3,397,077
5,013,347	RAMS Funding LLC, 3.85%, 10/24/05 (c) (d)	4,995,700
2,256,006	Thornburg Mortgage Capital LLC, 3.70%, 10/05/05 (c) (d)	2,249,300
7,520,020	Thornburg Mortgage Capital LLC, 3.81%, 10/20/05 (c) (d)	7,496,207

	TOTAL COMMERCIAL PAPER (Cost $80,522,006)	80,522,006

	CORPORATE BONDS AND NOTES - 2.05%
2,506,673	Bayerische Landesbank, 3.90%, 06/24/05	2,506,673
5,013,347	Liquid Funding Ltd., 3.55%, 05/15/06 (c) (d)	5,012,845
3,008,008	Metlife Global, 3.39%, 04/28/08	3,008,008
2,256,006	Northlake, 1.48%, 03/06/33 (c)	2,256,006

	TOTAL CORPORATE BONDS AND NOTES (Cost $12,783,532)	12,783,532

	CORPORATE PAYDOWN SECURITY - 0.40%
2,506,673	Duke Funding, 5.06%, 04/08/06 (c)	2,506,673

	TOTAL CORPORATE PAYDOWN SECURITY (Cost $2,506,673)	2,506,673
Shares
	MUTUAL FUND - 0.00%
211	Merrill Lynch Premier Institutional Fund	211

	TOTAL MUTUAL FUND (Cost $211)	211
Principal Amount
	PRINCIPAL CASH - 0.48%
$3,018,554	Principal Cash	3,018,554

	TOTAL PRINCIPAL CASH (Cost $3,018,554)	3,018,554

	REPURCHASE AGREEMENTS - 16.41%
25,066,733	CS First Boston Repurchase Agreement, 3.90%, 10/03/05
	(Collateralized by Collateralized Mortgage Obligations)	25,066,733
2,506,673	Lehman Brothers Repurchase Agreement, 4.06%, 10/03/05
	(Collateralized by Corporate Bonds)	2,506,673
12,784,034	Lehman Brothers Repurchase Agreement, 4.06%, 10/03/05
	(Collateralized by Corporate Bonds)	12,784,034
25,066,733	Lehman Brothers Repurchase Agreement, 4.09%, 10/03/05
	(Collateralized by Corporate Bonds)	25,066,733
7,520,020	Merrill Lynch Repurchase Agreement, 4.02%, 10/03/05
	(Collateralized by Corporate Bonds)	7,520,020
11,781,365	Morgan Stanley Repurchase Agreement, 3.95%, 10/03/05
	(Collateralized by Freddie Mac Collaterialized Mortgage Obligations)	11,781,365
17,546,713	Morgan Stanley Repurchase Agreement, 3.95%, 10/03/05
	(Collateralized by Freddie Mac Collaterialized Mortgage Obligations)	17,546,713

	TOTAL REPURCHASE AGREEMENTS (Cost $102,272,271)	102,272,271

	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $212,383,277)	212,383,277

	Total Investments (Cost $753,624,024) - 134.05%	835,642,215
	Liabilities in Excess of Other Assets - (34.05)%	(212,282,856)
	TOTAL NET ASSETS - 100.00%	$623,359,359

	Percentages are stated as a percent of net assets.

	(a) Non Income Producing.
	(b) All or a portion of this security is on loan and represents investments of securities lending collateral.
	(c) Restricted under Rule 144a of the Securities Act of 1933.
	(d) Variable Rate Security. The rate shown is the rate in effect on September 30, 2005.

	For certain federal income tax information, as well as other information regarding securities valuation and other significant
	accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report

Schedule of Investments September 30, 2005 AssetMark Large Cap Value

Shares		Value
	COMMON STOCKS - 96.98%
	Air Freight & Logistics - 0.35%
31,000	United Parcel Service, Inc. (b)	$2,143,030
	Airlines - 0.23%
113,120	AMR Corp. (a) (b)	1,264,682
242,080	Delta Air Lines, Inc. (a) (b)	181,560
		1,446,242
	Auto Components - 1.41%
2,076,490	Delphi Corp.	5,731,112
193,830	The Goodyear Tire & Rubber Co. (a) (b)	3,021,810
		8,752,922
	Automobiles - 4.48%
1,233,600	Ford Motor Co. (b)	12,163,296
392,140	General Motors Corp. (b)	12,003,405
74,200	Harley-Davidson, Inc. (b)	3,594,248
		27,760,949
	Beverages - 0.71%
76,100	Diageo PLC ADR (b)	4,414,561
	Capital Markets - 0.38%
44,000	Morgan Stanley	2,373,360
	Commercial Banks - 4.03%
75,700	Fifth Third Bancorp (b)	2,780,461
131,940	HSBC Holdings PLC - ADR (b)	10,717,486
77,500	Lloyds TSB Group Plc - ADR (b)	2,575,325
152,100	Wells Fargo & Co.	8,908,497
		24,981,769
	Commercial Services & Supplies - 1.38%
30,700	Dun & Bradstreet Corp. (a)	2,022,209
213,700	H&R Block, Inc.	5,124,526
48,090	Waste Management, Inc.	1,375,855
		8,522,590
	Communications Equipment - 2.30%
317,500	Avaya, Inc. (a)	3,270,250
3,390,070	Lucent Technologies, Inc. (a) (b)	11,017,728
		14,287,978
	Computers & Peripherals - 3.66%
165,560	Hewlett-Packard Co.	4,834,352
71,500	International Business Machines Corp.	5,735,730
46,700	Lexmark International, Inc. (a) (b)	2,851,035
2,366,170	Sun Microsystems, Inc. (a)	9,275,386
		22,696,503
	Construction Materials - 0.48%
39,700	Vulcan Materials Co.	2,946,137
	Consumer Finance - 3.03%
327,200	American Express Co.	18,794,368
	Containers & Packaging - 1.25%
163,400	Sealed Air Corp. (a) (b)	7,754,964
	Diversified Financial Services - 6.23%
110,700	CIT Group, Inc.	5,001,426
192,100	Citigroup, Inc.	8,744,392
598,486	J.P. Morgan Chase & Co.	20,306,630
89,400	Moody's Corp. (b)	4,566,552
		38,619,000

	Diversified Telecommunication Services - 6.12%
512,210	BellSouth Corp. (b)	13,471,123
518,290	SBC Communications, Inc. (b)	12,423,411
368,110	Verizon Communications, Inc.	12,033,516
		37,928,050
	Food & Staples Retailing - 9.18%
531,657	Albertson's, Inc. (b)	13,637,002
285,800	Costco Wholesale Corp. (b)	12,315,122
640,380	The Kroger Co. (a)	13,185,424
524,650	Safeway, Inc. (b)	13,431,040
99,600	Wal-Mart Stores, Inc.	4,364,472
		56,933,060
	Food Products - 0.47%
52,100	Hershey Foods Corp.	2,933,751
	Health Care Providers & Services - 2.78%
63,500	Cardinal Health, Inc. (b)	4,028,440
95,000	HCA, Inc.	4,552,400
770,440	Tenet Healthcare Corp. (a) (b)	8,652,041
		17,232,881
	Household Durables - 1.03%
57,840	American Greetings (b)	1,584,816
212,500	Newell Rubbermaid, Inc. (b)	4,813,125
		6,397,941
	Industrial Conglomerates - 2.09%
465,600	Tyco International Ltd. (b)	12,966,960
	Insurance - 12.91%
386,600	American International Group, Inc.	23,953,736
89,500	AON Corp.	2,871,160
4,195	Berkshire Hathaway, Inc. (a) (b)	11,456,545
159,220	Loews Corp. (b)	14,713,520
180,420	Marsh & McLennan Companies, Inc. (b)	5,482,964
111,680	The Phoenix Cos Inc. (b)	1,362,496
101,900	The Progressive Corp. (b)	10,676,063
63,725	Transatlantic Holdings, Inc.	3,632,325
289,480	UnumProvident Corp. (b)	5,934,340
		80,083,149
	IT Services - 2.95%
392,370	Electronic Data Systems Corp.	8,804,783
149,500	Iron Mountain, Inc. (a) (b)	5,486,650
606,630	Unisys Corp. (a)	4,028,023
		18,319,456
	Leisure Equipment & Products - 1.92%
402,742	Eastman Kodak Co. (b)	9,798,713
126,060	Mattel, Inc. (b)	2,102,681
		11,901,394
	Media - 1.77%
381,200	Comcast Corp. (a) (b)	10,970,936
	Office Electronics - 1.53%
692,840	Xerox Corp. (a) (b)	9,457,266
	Oil & Gas - 7.34%
157,704	ConocoPhillips	11,025,087
147,600	Devon Energy Corp. (b)	10,131,264
476,330	El Paso Corp. (b)	6,620,987
127,000	EOG Resources, Inc.	9,512,300
96,300	Occidental Petroleum Corp.	8,226,909
		45,516,547
	Personal Products - 0.36%
83,300	Avon Products, Inc. (b)	2,249,100
	Pharmaceuticals - 7.92%
443,800	Bristol-Myers Squibb Co. (b)	10,677,828
46,700	Eli Lilly & Co. (b)	2,499,384
474,640	Merck & Co., Inc.	12,914,954
411,480	Pfizer, Inc.	10,274,656
492,360	Schering-Plough Corp.	10,364,178
51,870	Wyeth	2,400,025
		49,131,025
	Semiconductor & Semiconductor Equipment - 1.98%
924,660	Micron Technology, Inc. (a) (b)	12,297,978
	Software - 0.79%
191,200	Microsoft Corp.	4,919,576
	Specialty Retail - 0.38%
28,300	Autozone, Inc. (a) (b)	2,355,975
	Thrifts & Mortgage Finance - 1.77%
184,500	Golden West Financial Corp. (b)	10,957,455
	Tobacco - 3.77%
316,720	Altria Group, Inc.	23,345,431
	TOTAL COMMON STOCKS (Cost $538,471,207)	601,392,304

	SHORT TERM INVESTMENTS - 3.13%
	Money Market Funds - 3.13%
	Federated Prime Obligations Fund
$19,414,965	3.600%, 01/01/2050	19,414,965
	TOTAL SHORT TERM INVESTMENTS (Cost $19,414,965)	19,414,965
Principal
Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 36.88%
	CERTIFICATES OF DEPOSIT - 1.96%
8,098,592	Concord Bank, N.A., 3.74%, 10/13/05 (c)	8,098,592
4,049,296	Natexis Banque, 3.36%, 10/31/05	4,049,296

	TOTAL CERTIFICATES OF DEPOSIT (Cost $12,147,888)	12,147,888

	COMMERCIAL PAPER - 13.98%
2,699,531	CCN Bluegrass, 3.33%, 05/18/06 (c)	2,699,531
5,399,062	CCN Independence IV LLC, 3.29%, 04/17/06 (c)	5,399,062
8,638,498	CCN Orchard Park, 3.19%, 04/06/06 (c)	8,638,498
2,429,577	Concord Minutemen Capital Co., 3.67%, 10/06/05 (c)	2,429,577
5,399,062	Duke Funding, 3.82%, 10/27/05 (c) (d)	5,399,062
5,399,062	Duke Funding, 3.70%, 12/06/05 (c)	5,381,920
5,399,062	Laguna Corp., 3.70%, 10/06/05 (c) (d)	5,382,459
12,147,888	Lakeside Funding LLC, 3.54%, 12/12/05 (c)	12,147,888
2,159,401	Leafs LLC, 2.85%, 01/20/06 (c)	2,159,401
7,287,979	Leafs LLC, 3.77%, 04/20/06 (c)	7,287,979
2,699,531	Liquid Funding Ltd., 3.54%, 12/12/05 (c) (d)	2,699,311
3,779,343	Morgan Stanley, 4.02%, 03/01/06	3,779,343
3,779,343	Morgan Stanley, 3.33%, 01/20/06	3,779,343
3,663,533	RAMS Funding LLC, 3.86%, 10/12/05 (c) (d)	3,658,440
5,399,062	RAMS Funding LLC, 3.85%, 10/24/05 (c) (d)	5,380,057
2,429,577	Thornburg Mortgage Capital LLC, 3.70%, 10/05/05 (c) (d)	2,422,356
8,098,592	Thornburg Mortgage Capital LLC, 3.81%, 10/20/05 (c) (d)	8,072,946

	TOTAL COMMERCIAL PAPER (Cost $86,717,173)	86,717,173

	CORPORATE BONDS AND NOTES - 2.22%
2,699,531	Bayerische Landesbank, 3.90%, 06/24/05	2,699,531
5,399,062	Liquid Funding Ltd., 3.55%, 05/15/06 (c) (d)	5,398,522
3,239,437	Metlife Global, 3.39%, 04/28/08	3,239,437
2,429,577	Northlake, 1.48%, 03/06/33 (c)	2,429,577

	TOTAL CORPORATE BONDS AND NOTES (Cost $13,767,067)	13,767,067

	CORPORATE PAYDOWN SECURITY - 0.44%
2,699,531	Duke Funding, 5.06%, 04/08/06 (c)	2,699,531

	TOTAL CORPORATE PAYDOWN SECURITY (Cost $2,699,531)	2,699,531
Shares
	MUTUAL FUND - 0.00%
227	Merrill Lynch Premier Institutional Fund	227

	TOTAL MUTUAL FUND (Cost $227)	227
Principal Amount
	PRINCIPAL CASH - 0.52%
$3,250,795	Principal Cash	3,250,795

	TOTAL PRINCIPAL CASH (Cost $3,250,795)	3,250,795

	REPURCHASE AGREEMENTS - 17.76%
26,995,308	CS First Boston Repurchase Agreement, 3.90%, 10/03/05
	(Collateralized by Collateralized Mortgage Obligations)	26,995,308
2,699,531	Lehman Brothers Repurchase Agreement, 4.06%, 10/03/05
	(Collateralized by Corporate Bonds)	2,699,531
13,767,607	Lehman Brothers Repurchase Agreement, 4.06%, 10/03/05
	(Collateralized by Corporate Bonds)	13,767,607
26,995,308	Lehman Brothers Repurchase Agreement, 4.09%, 10/03/05
	(Collateralized by Corporate Bonds)	26,995,308
8,098,592	Merrill Lynch Repurchase Agreement, 4.02%, 10/03/05
	(Collateralized by Corporate Bonds)	8,098,592
12,687,795	Morgan Stanley Repurchase Agreement, 3.95%, 10/03/05
	(Collateralized by Freddie Mac Collaterialized Mortgage Obligations)	12,687,795
18,896,715	Morgan Stanley Repurchase Agreement, 3.95%, 10/03/05
	(Collateralized by Freddie Mac Collaterialized Mortgage Obligations)	18,896,715

	TOTAL REPURCHASE AGREEMENTS (Cost $110,140,856)	110,140,856

	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $228,723,537)	228,723,537

	Total Investments (Cost $786,609,709) - 136.99%	849,530,806
	Liabilities in Excess of Other Assets - (36.99)%	(229,395,280)
	TOTAL NET ASSETS - 100.00%	$620,135,526

	Percentages are stated as a percent of net assets.

	(a) Non Income Producing.
	(b) All or a portion of this security is on loan and represents investments of securities lending collateral.
	(c) Restricted under Rule 144a of the Securities Act of 1933.
	(d) Variable Rate Security. The rate shown is the rate in effect on September 30, 2005.
	ADR American Depository Receipt

	For certain federal income tax information, as well as other information regarding securities valuation and other significant
	accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report

Schedule of Investments September 30, 2005 AssetMark Small Mid Cap Growth

Shares		Value
	COMMON STOCKS - 98.17%
	Aerospace & Defense - 0.84%
31,800	BE Aerospace, Inc. (a)	$526,926
16,000	Precision Castparts Corp.	849,600
		1,376,526
	Air Freight & Logistics - 0.51%
15,800	CNF, Inc.	829,500
	Airlines - 0.20%
29,100	AMR Corp. (a) (b)	325,338

	Auto Components - 0.38%
21,000	TRW Automotive Holdings Corp. (a)	616,140

	Biotechnology - 5.16%
49,600	Abgenix, Inc. (a) (b)	628,928
38,000	Albany Molecular Research, Inc. (a)	462,840
89,029	Alkermes, Inc. (a) (b)	1,495,687
85,600	Human Genome Sciences, Inc. (a) (b)	1,163,304
4,600	Invitrogen Corp. (a) (b)	346,058
35,200	Kendle International, Inc. (a)	990,528
64,500	OraSure Technologies, Inc. (a)	608,235
58,800	Protein Design Labs, Inc. (a)	1,646,400
66,900	Telik, Inc. (a) (b)	1,094,484
		8,436,464
	Building Products - 0.36%
8,600	USG Corp. (a)	590,992
	Capital Markets - 1.88%
25,300	Affiliated Managers Group, Inc. (a) (b)	1,832,226
42,000	Investment Technology Group, Inc. (a)	1,243,200
		3,075,426
	Chemicals - 0.70%
59,000	Chemtura Corp.	732,780
8,700	Eastman Chemical Co.	408,639
		1,141,419
	Commercial Banks - 1.17%
13,200	Hancock Holding Co.	450,648
53,900	Signature Bank (a)	1,454,761
		1,905,409
	Commercial Services & Supplies - 5.52%
31,400	The Corporate Executive Board Co.	2,448,572
16,400	Dun & Bradstreet Corp. (a)	1,080,268
30,800	Education Management Corp. (a)	992,992
33,600	ITT Educational Services, Inc. (a)	1,658,160
58,800	Labor Ready, Inc. (a) (b)	1,508,220
47,318	Mcgrath Rentcorp	1,340,519
		9,028,731
	Communications Equipment - 1.56%
18,900	Harris Corp.	790,020
14,400	Nice Sys Ltd. - ADR (a)	650,592
111,400	Redback Networks, Inc. (a)	1,105,088
		2,545,700
	Computers & Peripherals - 2.20%
29,300	Electronics for Imaging (a)	672,142
39,600	Emulex Corp. (a)	800,316
134,800	Maxtor Corp. (a)	593,120
73,600	McData Corp. (a)	385,664
21,700	UNOVA, Inc. (a)	759,066
30,000	Western Digital Corp. (a) (b)	387,900
		3,598,208
	Construction & Engineering - 0.88%
15,200	EMCOR Group, Inc. (a) (b)	901,360
41,800	Quanta Services, Inc. (a) (b)	533,368
		1,434,728
	Construction Materials - 0.41%
8,600	Martin Marietta Materials, Inc.	674,756
	Consumer Finance - 0.13%
13,700	Ezcorp, Inc. (a)	220,022
	Containers & Packaging - 0.34%
13,700	Temple-Inland, Inc.	559,645
	Diversified Financial Services - 1.03%
22,900	GATX Corp. (b)	905,695
30,400	Nasdaq Stock Market, Inc. (a) (b)	770,640
		1,676,335
	Electric Utilities - 0.72%
19,300	Idacorp, Inc. (b)	581,509
20,700	PNM Resources, Inc. (b)	593,469
		1,174,978
	Electrical Equipment - 0.42%
20,000	Thomas & Betts Corp. (a)	688,200
	Electronic Equipment & Instruments - 1.57%
28,200	Avnet, Inc. (a) (b)	689,490
14,200	Itron, Inc. (a)	648,372
26,300	NAM TAI Electronics, Inc.	668,809
72,100	Sanmina-SCI Corporation (a)	309,309
61,800	Solectron Corp. (a)	241,638
		2,557,618
	Energy Equipment & Services - 5.69%
27,300	Global Industries Ltd. (a)	402,402
20,900	Grant Prideco, Inc. (a)	849,585
13,400	Helmerich & Payne, Inc. (b)	809,226
57,815	Patterson-UTI Energy, Inc. (b)	2,085,965
48,200	Pride International, Inc. (a)	1,374,182
25,343	Tidewater, Inc. (b)	1,233,444
28,900	Todco	1,205,419
12,800	Unit Corp. (a)	707,584
15,800	Universal Compression Holdings, Inc. (a)	628,366
		9,296,173
	Food & Staples Retailing - 0.54%
14,000	Longs Drug Stores Corp.	600,460
7,000	Weis Markets, Inc.	280,070
		880,530
	Food Products - 0.62%
12,800	Pilgrim's Pride Corp.	465,920
400	Seaboard Corp.	549,200
		1,015,120
	Gas Utilities - 0.29%
19,000	Piedmont Natural Gas Co. (b)	478,230
	Health Care Equipment & Supplies - 3.69%
7,700	Advanced Neuromodulation Systems, Inc. (a) (b)	365,442
32,400	CNS, Inc.	844,668
16,100	Cutera, Inc. (a)	417,634
17,000	Haemonetics Corp/Mass (a)	808,010
15,200	Hologic, Inc. (a)	877,800
15,200	Lifecore Biomedical, Inc. (a)	183,768
48,900	Natus Medical, Inc. (a)	595,113
8,600	Orthofix Intl N V (a)	374,960
44,900	PerkinElmer, Inc.	914,613
36,900	Thoratec Corp. (a)	655,344
		6,037,352
	Health Care Providers & Services - 10.16%
53,000	The Advisory Board Co. (a) (b)	2,758,120
31,500	American Healthways, Inc. (a) (b)	1,335,600
26,300	American Retirement Corp. (a)	495,229
9,800	Cerner Corp. (a) (b)	851,914
28,300	Covance, Inc. (a)	1,358,117
11,000	Coventry Health Care, Inc. (a)	946,220
26,500	Genesis HealthCare Corp. (a)	1,068,480
16,000	LCA-Vision, Inc.	593,920
8,000	LifePoint Hospitals, Inc. (a)	349,840
16,800	Magellan Health Services, Inc. (a)	590,520
22,800	Odyssey HealthCare, Inc. (a)	386,916
15,200	Per-Se Technologies, Inc. (a) (b)	314,032
7,900	Pharmaceutical Product Development, Inc. (a)	454,329
40,900	Psychiatric Solutions, Inc. (a) (b)	2,218,007
28,400	Sierra Health Services (a) (b)	1,955,908
38,700	Trizetto Group (a)	546,444
34,100	WebMD Corp. (a) (b)	377,828
		16,601,424
	Hospital And Medical Service Plans - 1.17%
51,800	WellCare Health Plans, Inc. (a)	1,919,190
	Hotels Restaurants & Leisure - 3.44%
19,300	Boyd Gaming Corp.	832,216
7,100	Brinker International, Inc.	266,676
38,650	The Cheesecake Factory (a)	1,207,426
103,200	Dennys Corp. (a) (b)	428,280
41,400	Famous Dave's Of America, Inc. (a)	493,488
13,500	Penn National Gaming, Inc. (a)	419,985
16,200	Station Casinos, Inc.	1,075,032
60,700	Texas Roadhouse, Inc. (a) (b)	904,430
		5,627,533
	Household Durables - 3.53%
9,000	Beazer Homes USA, Inc. (b)	528,030
18,700	Harman International Industries, Inc.	1,912,449
5,200	KB Home	380,640
13,500	Meritage Homes Corp. (a)	1,034,910
28,500	Standard-Pacific Corp.	1,183,035
32,100	Tupperware Corp.	731,238
		5,770,302
	Household Products - 1.14%
41,050	Central Garden and Pet Co. (a)	1,857,513
	Industrial Conglomerates - 0.38%
8,800	Teleflex, Inc.	620,400
	Insurance - 2.14%
13,900	Aspen Insurance Holdings Ltd	410,745
44,802	Universal American Financial Corp. (a)	1,018,797
32,800	WR Berkley Corp.	1,294,944
12,400	Zenith National Insurance Corp.	777,356
		3,501,842
	Internet Software & Services - 3.43%
69,400	Akamai Technologies, Inc. (a)	1,106,930
67,174	Digital Insight Corp. (a)	1,750,554
40,500	Entrust, Inc. (a)	226,800
50,100	Jupitermedia Corp. (a) (b)	887,271
62,300	RealNetworks, Inc. (a)	355,733
25,100	Websense, Inc. (a) (b)	1,285,371
		5,612,659
	IT Services - 3.23%
25,400	Alliance Data Systems Corp. (a)	994,410
54,100	Anteon International Corp. (a) (b)	2,313,316
19,300	CheckFree Corp. (a)	729,926
19,400	Mantech International Corp. - Class A (a)	512,354
61,700	SYKES Enterprises, Inc. (a)	734,230
		5,284,236
	Leisure Equipment & Products - 2.52%
237,400	Oakley, Inc. (b)	4,116,516
	Machinery - 2.60%
77,000	ESCO Technologies, Inc. (a)	3,855,390
7,900	Joy Global, Inc.	398,634
		4,254,024
	Media - 1.40%
39,700	Cablevision Systems Corp. (a)	1,217,599
13,100	Entercom Communications Corp. (a)	413,829
11,200	Media General, Inc.	649,712
		2,281,140
	Metals & Mining - 1.44%
14,700	Alliance Resource Partners LP	675,318
4,100	Natural Resource Partners LP	255,758
10,700	Penn Virginia Resource Partners LP	572,129
12,800	Quanex Corp.	847,616
		2,350,821
	Multiline Retail - 0.38%
29,700	Dillard's Inc.	620,136
	Oil & Gas - 4.77%
26,943	Arch Coal, Inc. (b)	1,818,653
7,300	Berry Petroleum Co. - Class A	486,837
27,424	Cabot Oil & Gas Corp.	1,385,186
27,500	Callon Petroleum Co. (a)	575,575
20,961	Encore Acquisition Co. (a)	814,335
8,000	Giant Industries, Inc. (a)	468,320
13,000	The Houston Exploration Co. (a)	874,250
12,197	Spinnaker Exploration Co. (a)	789,024
12,700	Swift Energy Co. (a) (b)	581,025
		7,793,205
	Pharmaceuticals - 1.68%
33,684	Adams Respiratory Therapeutics (a)	1,087,656
35,100	Mylan Laboratories	676,026
54,600	NitroMed, Inc. (a) (b)	982,800
		2,746,482
	Real Estate - 0.25%
8,700	Jones Lang LaSalle, Inc.	400,722
	Road & Rail - 0.85%
34,700	Laidlaw International, Inc.	838,699
13,300	Yellow Roadway Corp. (a) (b)	550,886
		1,389,585
	Semiconductor & Semiconductor Equipment - 8.63%
47,200	ATMI, Inc. (a)	1,463,200
114,200	Axcelis Technologies, Inc. (a) (b)	596,124
33,100	Cymer, Inc. (a)	1,036,692
33,400	Diodes, Inc. (a)	1,211,084
69,800	Integrated Device Technology, Inc. (a)	749,652
63,600	Kopin Corp. (a)	442,020
77,300	Kulicke & Soffa Industries, Inc. (a)	560,425
38,800	LSI Logic Corp. (a) (b)	382,180
79,500	MEMC Electronic Materials, Inc. (a) (b)	1,811,805
52,500	Microsemi Corp. (a) (b)	1,340,850
50,700	PMC - Sierra, Inc. (a) (b)	446,667
124,000	Teradyne, Inc. (a)	2,046,000
47,700	Varian Semiconductor Equipment Associates, Inc. (a) (b)	2,021,049
		14,107,748
	Software - 2.88%
15,600	Cognos, Inc. (a)	607,308
71,200	Compuware Corp. (a)	676,400
9,800	Internet Security Systems (a)	235,298
41,500	McAfee, Inc. (a) (b)	1,303,930
6,600	Mercury Interactive Corp. (a)	261,360
15,200	Progress Software Corp. (a)	482,904
21,400	The Reynolds & Reynolds Co.	586,574
14,900	SS&C Technologies, Inc.	545,936
		4,699,710
	Specialty Retail - 4.04%
39,800	Aaron Rents, Inc. (b)	841,770
18,800	Charming Shoppes (a) (b)	200,596
22,600	Chico's FAS, Inc. (a)	831,680
69,300	Hibbett Sporting Goods, Inc. (a)	1,541,925
12,300	Men's Wearhouse, Inc. (a)	328,410
40,800	Payless Shoesource, Inc. (a) (b)	709,920
28,400	Select Comfort Corp. (a) (b)	567,432
24,600	Shoe Carnival, Inc. (a)	391,386
17,200	Stein Mart, Inc.	349,160
28,600	Urban Outfitters, Inc. (a)	840,840
		6,603,119
	Thrifts & Mortgage Finance - 0.40%
7,400	Berkshire Hills Bancorp, Inc.	251,600
19,900	CharterMac	407,950
		659,550
	Wireless Telecommunication Services - 0.90%
59,600	Crown Castle International Corp. (a)	1,467,948
	TOTAL COMMON STOCKS (Cost $153,026,295)	160,449,345
Shares
	INVESTMENT COMPANIES - 0.75%
	Exchange-Traded Funds - 0.75%
17,800	iShares Russell 2000 Growth Index Fund (b)	1,224,462
	TOTAL INVESTMENT COMPANIES (Cost $1,192,572)	1,224,462

	SHORT TERM INVESTMENTS - 1.05%
	Money Market Funds - 1.05%
	Federated Prime Obligations Fund
$1,721,810	3.600%, 01/01/2050	1,721,810
	TOTAL SHORT TERM INVESTMENTS (Cost $1,721,810)	1,721,810
Principal
Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 19.06%
	CERTIFICATES OF DEPOSIT - 1.01%
1,102,862	Concord Bank, N.A., 3.74%, 10/13/05 (c)	1,102,862
551,431	Natexis Banque, 3.36%, 10/31/05	551,431

	TOTAL CERTIFICATES OF DEPOSIT (Cost $1,654,293)	1,654,293

	COMMERCIAL PAPER - 7.23%
367,621	CCN Bluegrass, 3.33%, 05/18/06 (c)	367,621
735,241	CCN Independence IV LLC, 3.29%, 04/17/06 (c)	735,241
1,176,386	CCN Orchard Park, 3.19%, 04/06/06 (c)	1,176,386
330,859	Concord Minutemen Capital Co., 3.67%, 10/06/05 (c)	330,859
735,241	Duke Funding, 3.82%, 10/27/05 (c) (d)	735,241
735,241	Duke Funding, 3.70%, 12/06/05 (c)	732,907
735,241	Laguna Corp., 3.70%, 10/06/05 (c) (d)	732,980
1,654,293	Lakeside Funding LLC, 3.54%, 12/12/05 (c)	1,654,293
294,066	Leafs LLC, 2.85%, 01/20/06 (c)	294,066
992,473	Leafs LLC, 3.77%, 04/20/06 (c)	992,473
367,621	Liquid Funding Ltd., 3.54%, 12/12/05 (c) (d)	367,591
514,669	Morgan Stanley, 4.02%, 03/01/06	514,669
514,669	Morgan Stanley, 3.33%, 01/20/06	514,669
498,898	RAMS Funding LLC, 3.86%, 10/12/05 (c) (d)	498,204
735,241	RAMS Funding LLC, 3.85%, 10/24/05 (c) (d)	732,653
330,859	Thornburg Mortgage Capital LLC, 3.70%, 10/05/05 (c) (d)	329,875
1,102,862	Thornburg Mortgage Capital LLC, 3.81%, 10/20/05 (c) (d)	1,099,370

	TOTAL COMMERCIAL PAPER (Cost $11,809,098)	11,809,098

	CORPORATE BONDS AND NOTES - 1.15%
367,621	Bayerische Landesbank, 3.90%, 06/24/05	367,621
735,241	Liquid Funding Ltd., 3.55%, 05/15/06 (c) (d)	735,168
441,145	Metlife Global, 3.39%, 04/28/08	441,145
330,859	Northlake, 1.48%, 03/06/33 (c)	330,859

	TOTAL CORPORATE BONDS AND NOTES (Cost $1,874,793)	1,874,793

	CORPORATE PAYDOWN SECURITY - 0.22%
367,621	Duke Funding, 5.06%, 04/08/06 (c)	367,621

	TOTAL CORPORATE PAYDOWN SECURITY (Cost $367,621)	367,621
Shares
	MUTUAL FUND - 0.00%
31	Merrill Lynch Premier Institutional Fund	31

	TOTAL MUTUAL FUND (Cost $31)	31
Principal Amount
	PRINCIPAL CASH - 0.27%
$442,691	Principal Cash	442,691

	TOTAL PRINCIPAL CASH (Cost $442,691)	442,691

	REPURCHASE AGREEMENTS - 9.18%
3,676,206	CS First Boston Repurchase Agreement, 3.90%, 10/03/05
	(Collateralized by Collateralized Mortgage Obligations)	3,676,206
367,621	Lehman Brothers Repurchase Agreement, 4.06%, 10/03/05
	(Collateralized by Corporate Bonds)	367,621
1,874,865	Lehman Brothers Repurchase Agreement, 4.06%, 10/03/05
	(Collateralized by Corporate Bonds)	1,874,865
3,676,206	Lehman Brothers Repurchase Agreement, 4.09%, 10/03/05
	(Collateralized by Corporate Bonds)	3,676,206
1,102,862	Merrill Lynch Repurchase Agreement, 4.02%, 10/03/05
	(Collateralized by Corporate Bonds)	1,102,862
1,727,817	Morgan Stanley Repurchase Agreement, 3.95%, 10/03/05
	(Collateralized by Freddie Mac Collaterialized Mortgage Obligations)	1,727,817
2,573,345	Morgan Stanley Repurchase Agreement, 3.95%, 10/03/05
	(Collateralized by Freddie Mac Collaterialized Mortgage Obligations)	2,573,345

	TOTAL REPURCHASE AGREEMENTS (Cost $14,998,922)	14,998,922

	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $31,147,449)	31,147,449

	Total Investments (Cost $187,088,126) - 119.03%	194,543,066
	Liabilities in Excess of Other Assets - (19.03)%	(31,099,904)
	TOTAL NET ASSETS - 100.00%	$163,443,162

	Percentages are stated as a percent of net assets.

	(a) Non Income Producing.
	(b) All or a portion of this security is on loan and represents investments of securities lending collateral.
	(c) Restricted under Rule 144a of the Securities Act of 1933.
	(d) Variable Rate Security. The rate shown is the rate in effect on September 30, 2005.
	ADR American Depository Receipt

	For certain federal income tax information, as well as other information regarding securities valuation and other significant
	accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report

Schedule of Investments September 30, 2005 AssetMark Small Mid Cap Value

Shares		Value
	COMMON STOCKS - 95.99%
	Aerospace & Defense - 2.86%
35,800	Esterline Technologies Corp. (a)	$1,356,462
32,700	Goodrich Corp.	1,449,918
48,625	Moog, Inc. (a) (b)	1,435,410
		4,241,790
	Building Products - 1.12%
40,900	NCI Building Systems, Inc. (a) (b)	1,668,311
	Capital Markets - 5.14%
99,500	E*Trade Financial Corp. (a)	1,751,200
56,000	Investors Financial Services Corp. (b)	1,842,400
102,000	Janus Capital Group, Inc. (b)	1,473,900
38,000	Nuveen Investments, Inc.	1,496,820
55,100	Waddell & Reed Financial, Inc. (b)	1,066,736
		7,631,056
	Chemicals - 3.44%
64,100	Airgas, Inc.	1,899,283
25,700	Cytec Industries, Inc. (b)	1,114,866
34,200	Lyondell Chemical Co. (b)	978,804
58,000	Rockwood Holdings, Inc. (a)	1,104,900
		5,097,853
	Commercial Banks - 3.75%
19,400	Greater Bay Bancorp	478,016
52,850	North Fork Bancorporation, Inc. (b)	1,347,675
40,200	Popular, Inc. (b)	973,644
44,900	Sky Financial Group, Inc.	1,262,139
49,697	Td Banknorth, Inc.	1,497,868
		5,559,342
	Commercial Services & Supplies - 11.60%
44,300	Acco Brands Corp. (a)	1,250,146
71,100	Aramark Corp. (b)	1,899,081
50,600	Brady Corp.	1,565,564
49,000	Career Education Corp. (a) (b)	1,742,440
31,250	DeVry, Inc. (a) (b)	595,312
14,175	Dun & Bradstreet Corp. (a)	933,707
49,750	Equifax, Inc.	1,738,265
55,350	Herman Miller, Inc. (b)	1,677,105
32,200	Manpower, Inc. (b)	1,429,358
49,475	Pitney Bowes, Inc.	2,065,087
64,800	The ServiceMaster Co.	877,392
98,750	Steelcase, Inc. (b)	1,427,925
		17,201,382
	Communications Equipment - 1.22%
121,900	Andrew Corp. (a) (b)	1,359,185
37,600	Arris Group, Inc. (a)	445,936
		1,805,121
	Computers & Peripherals - 1.55%
27,400	Avid Technology, Inc. (a) (b)	1,134,360
36,600	NCR Corp. (a)	1,167,906
		2,302,266
	Construction & Engineering - 0.84%
30,800	URS Corp. (a) (b)	1,244,012
	Diversified Financial Services - 1.24%
39,450	Brascan Corp.	1,838,370
	Electronic Equipment & Instruments - 1.69%
27,900	Amphenol Corp.	1,125,486
34,350	Anixter International, Inc. (b)	1,385,335
		2,510,821
	Energy Equipment & Services - 0.78%
40,400	Pride International, Inc. (a) (b)	1,151,804
	Food Products - 2.96%
28,500	The JM Smucker Co. (b)	1,383,390
57,800	McCormick & Co, Inc.	1,886,014
26,600	Ralcorp Holdings, Inc.	1,115,072
		4,384,476
	Gas Utilities - 3.27%
37,600	Questar Corp.	3,313,312
59,955	Southern Union Co. (a)	1,545,040
		4,858,352
	Health Care Equipment & Supplies - 5.87%
17,200	C.R. Bard, Inc.	1,135,716
28,368	Fisher Scientific International (a) (b)	1,760,234
32,450	Invacare Corp.	1,352,192
22,000	Millipore Corp. (a)	1,383,580
10,000	Mine Safety Appliances Co.	387,000
48,900	PerkinElmer, Inc.	996,093
40,800	Sybron Dental Specialties, Inc. (a) (b)	1,696,464
		8,711,279
	Health Care Providers & Services - 3.19%
44,500	Apria Healthcare Group, Inc. (a)	1,419,995
42,650	IMS Health, Inc.	1,073,500
39,950	Omnicare, Inc. (b)	2,246,389
		4,739,884
	Hotels Restaurants & Leisure - 2.13%
47,500	Intercontinental Hotels Group Plc - ADR	604,200
28,500	Royal Caribbean Cruises Ltd. (b)	1,231,200
60,600	Ruby Tuesday, Inc. (b)	1,318,656
		3,154,056
	Household Durables - 4.76%
58,400	American Greetings (b)	1,600,160
28,425	The Black & Decker Corp.	2,333,408
65,200	Leggett & Platt, Inc.	1,317,040
22,600	Mohawk Industries, Inc. (a) (b)	1,813,650
		7,064,258
	Household Products - 1.50%
39,250	Energizer Holdings, Inc. (a)	2,225,475
	Industrial Conglomerates - 1.06%
24,750	Carlisle Cos, Inc.	1,573,358
	Insurance - 10.17%
54,700	AMBAC Financial Group, Inc. (b)	3,941,682
30,300	Assurant, Inc.	1,153,218
90,275	HCC Insurance Holdings, Inc. (b)	2,575,546
7,935	Markel Corp. (a)	2,622,517
59,000	MBIA, Inc. (b)	3,576,580
29,600	Protective Life Corp.	1,218,928
		15,088,471
	IT Services - 3.07%
144,000	BearingPoint, Inc. (a) (b)	1,092,960
10,675	Certegy, Inc.	427,214
141,300	CGI Group, Inc. (a)	1,037,142
73,100	Hewitt Associates, Inc. (a)	1,994,168
		4,551,484
	Leisure Equipment & Products - 1.99%
69,725	Hasbro, Inc.	1,370,096
95,300	Mattel, Inc. (b)	1,589,604
		2,959,700
	Machinery - 2.19%
53,112	IDEX Corp.	2,259,916
35,000	Kaydon Corp. (b)	994,350
		3,254,266
	Media - 7.27%
33,100	Harte-Hanks, Inc.	874,833
124,510	Interpublic Group of Companies, Inc. (a) (b)	1,449,296
41,600	Lee Enterprises, Inc.	1,767,168
24,165	McClatchy Co.	1,576,283
64,500	Radio One, Inc. (a)	848,175
60,300	Regal Entertainment Group (b)	1,208,412
78,650	Valassis Communications, Inc. (a) (b)	3,065,777
		10,789,944
	Multiline Retail - 1.11%
39,800	Dollar Tree Stores, Inc. (a)	861,670
30,300	Tuesday Morning Corp.	783,861
		1,645,531
	Multi-Utilities - 1.67%
27,400	NRG Energy, Inc. (a) (b)	1,167,240
66,100	Transalta Corp. (a)	1,309,491
		2,476,731
	Pharmaceuticals - 0.69%
84,300	Impax Laboratories, Inc. (a) (b)	1,023,402
	Real Estate - 0.72%
17,000	The St Joe Co.	1,061,650
	Road & Rail - 1.09%
34,700	CSX Corp.	1,612,856
	Semiconductor & Semiconductor Equipment - 1.24%
82,600	Brooks Automation, Inc. (a) (b)	1,101,058
68,100	Integrated Device Technology, Inc. (a)	731,394
		1,832,452
	Software - 1.04%
27,100	Amdocs Ltd (a)	751,483
62,200	RSA Security, Inc. (a)	790,562
		1,542,045
	Specialty Retail - 2.47%
66,400	AnnTaylor Stores Corp. (a) (b)	1,762,920
48,700	Claire's Stores, Inc.	1,175,131
22,100	United Auto Group, Inc.	730,184
		3,668,235
	Trading Companies & Distributors - 1.30%
59,100	Hughes Supply, Inc. (b)	1,926,660
	TOTAL COMMON STOCKS (Cost $125,927,802)	142,396,693

	SHORT TERM INVESTMENTS - 3.83%
	Money Market Funds - 3.83%
	Federated Prime Obligations Fund
$5,681,182	3.600%, 01/01/2050	5,681,182
	TOTAL SHORT TERM INVESTMENTS (Cost $5,681,182)	5,681,182
Principal
Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 29.75%
	CERTIFICATES OF DEPOSIT - 1.58%
1,562,314	Concord Bank, N.A., 3.74%, 10/13/05 (c)	1,562,314
781,157	Natexis Banque, 3.36%, 10/31/05	781,157

	TOTAL CERTIFICATES OF DEPOSIT (Cost $2,343,471)	2,343,471

	COMMERCIAL PAPER - 11.28%
520,771	CCN Bluegrass, 3.33%, 05/18/06 (c)	520,771
1,041,542	CCN Independence IV LLC, 3.29%, 04/17/06 (c)	1,041,542
1,666,468	CCN Orchard Park, 3.19%, 04/06/06 (c)	1,666,468
468,694	Concord Minutemen Capital Co., 3.67%, 10/06/05 (c)	468,694
1,041,542	Duke Funding, 3.82%, 10/27/05 (c) (d)	1,041,542
1,041,542	Duke Funding, 3.70%, 12/06/05 (c)	1,038,235
1,041,542	Laguna Corp., 3.70%, 10/06/05 (c) (d)	1,038,340
2,343,471	Lakeside Funding LLC, 3.54%, 12/12/05 (c)	2,343,471
416,574	Leafs LLC, 2.85%, 01/20/06 (c)	416,574
1,405,937	Leafs LLC, 3.77%, 04/20/06 (c)	1,405,937
520,771	Liquid Funding Ltd., 3.54%, 12/12/05 (c) (d)	520,729
729,080	Morgan Stanley, 4.02%, 03/01/06	729,080
729,080	Morgan Stanley, 3.33%, 01/20/06	729,080
706,739	RAMS Funding LLC, 3.86%, 10/12/05 (c) (d)	705,756
1,041,542	RAMS Funding LLC, 3.85%, 10/24/05 (c) (d)	1,037,876
468,694	Thornburg Mortgage Capital LLC, 3.70%, 10/05/05 (c) (d)	467,301
1,562,314	Thornburg Mortgage Capital LLC, 3.81%, 10/20/05 (c) (d)	1,557,366

	TOTAL COMMERCIAL PAPER (Cost $16,728,762)	16,728,762

	CORPORATE BONDS AND NOTES - 1.79%
520,771	Bayerische Landesbank, 3.90%, 06/24/05	520,771
1,041,542	Liquid Funding Ltd., 3.55%, 05/15/06 (c) (d)	1,041,438
624,926	Metlife Global, 3.39%, 04/28/08	624,926
468,694	Northlake, 1.48%, 03/06/33 (c)	468,694

	TOTAL CORPORATE BONDS AND NOTES (Cost $2,655,829)	2,655,829

	CORPORATE PAYDOWN SECURITY - 0.35%
520,771	Duke Funding, 5.06%, 04/08/06 (c)	520,771

	TOTAL CORPORATE PAYDOWN SECURITY (Cost $520,771)	520,771
Shares
	MUTUAL FUND - 0.00%
44	Merrill Lynch Premier Institutional Fund	44

	TOTAL MUTUAL FUND (Cost $44)	44
Principal Amount
	PRINCIPAL CASH - 0.42%
$627,117	Principal Cash	627,117

	TOTAL PRINCIPAL CASH (Cost $627,117)	627,117

	REPURCHASE AGREEMENTS - 14.33%
5,207,713	CS First Boston Repurchase Agreement, 3.90%, 10/03/05
	(Collateralized by Collateralized Mortgage Obligations)	5,207,713
520,771	Lehman Brothers Repurchase Agreement, 4.06%, 10/03/05
	(Collateralized by Corporate Bonds)	520,771
2,655,933	Lehman Brothers Repurchase Agreement, 4.06%, 10/03/05
	(Collateralized by Corporate Bonds)	2,655,933
5,207,713	Lehman Brothers Repurchase Agreement, 4.09%, 10/03/05
	(Collateralized by Corporate Bonds)	5,207,713
1,562,314	Merrill Lynch Repurchase Agreement, 4.02%, 10/03/05
	(Collateralized by Corporate Bonds)	1,562,314
2,447,625	Morgan Stanley Repurchase Agreement, 3.95%, 10/03/05
	(Collateralized by Freddie Mac Collaterialized Mortgage Obligations)	2,447,625
3,645,399	Morgan Stanley Repurchase Agreement, 3.95%, 10/03/05
	(Collateralized by Freddie Mac Collaterialized Mortgage Obligations)	3,645,399

	TOTAL REPURCHASE AGREEMENTS (Cost $21,247,468)	21,247,468

	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $44,123,462)	44,123,462

	Total Investments (Cost $49,804,644) - 129.57%	192,201,337
	Liabilities in Excess of Other Assets - (29.57)%	(43,857,908)
	TOTAL NET ASSETS - 100.00%	$148,343,429

	Percentages are stated as a percent of net assets.

	(a) Non Income Producing.
	(b) All or a portion of this security is on loan and represents investments of securities lending collateral.
	(c) Restricted under Rule 144a of the Securities Act of 1933.
	(d) Variable Rate Security. The rate shown is the rate in effect on September 30, 2005.
	ADR American Depository Receipt

	For certain federal income tax information, as well as other information regarding securities valuation and other significant
	accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report

Schedule of Investments September 30, 2005 AssetMark International Equity

Shares		Value
	COMMON STOCKS - 96.90%
	Australia - 2.26%
212,814	CSL Ltd.	$6,234,472
204,636	Just Group Limited (a)	393,756
267,000	Newcrest Mng Ltd - ADR	4,277,714
		10,905,942
	Austria - 3.08%
115,634	Boehler-Uddeholm AG - ADR (b)	6,499,013
142,500	Erste Bank der Oesterreichischen Sparkassen AG - ADR (b)	3,822,662
570,800	Wienerberger Baustoffinustrie - ADR (b)	4,513,087
		14,834,762
	Belgium - 1.71%
283,440	Fortis Nl - ADR	8,245,921

	Britain - 1.73%
287,800	Prudential PLC (b)	5,301,276
71,300	Smith & Nephew PLC - ADR (b)	3,027,398
		8,328,674
	Canada - 2.06%
95,900	Cameco Corp.	5,130,650
67,700	Canadian National Railway Co. (b)	4,806,023
		9,936,673
	China - 0.47%
50,100	China Petroleum & Chemical Corp. - ADR (b)	2,267,526
	Denmark - 0.97%
353,440	GN Store Nord	4,674,995
	France - 14.62%
393,800	AXA - ADR (b)	10,841,314
186,300	BNP Paribas - ADR	7,103,358
83,039	Dassault Systemes SA - ADR (b)	4,287,304
277,200	Groupe Danone - ADR (b)	6,042,960
232,350	Pernod Ricard S A - ADR (b)	10,287,854
31,000	PPR SA	3,261,692
123,600	Sanofi-Aventis - ADR	5,135,580
106,600	Total SA - ADR (b)	14,478,412
277,200	Vivendi Universal SA - ADR (b)	9,072,756
		70,511,230
	Germany - 9.58%
84,500	Awd Holding AG	3,210,337
213,100	Bayerische Hypo-und Vereinsbank AG - ADR (a) (b)	6,011,998
298,300	Commerzbank AG	8,171,715
99,300	Deutsche Bank AG (b)	9,286,536
53,130	Merck KGaA	4,464,990
63,490	Rwe Ag - ADR (b)	4,210,060
140,000	Siemens AG - ADR (b)	10,826,200
		46,181,836
	Greece - 0.51%
61,000	National Bank of Greece SA	2,440,452
	Hong Kong - 5.22%
21,800	China Gas Holdings Ltd - ADR (a)	1,700,106
639,000	Hang Lung Properties Ltd - ADR (b)	5,086,312
5,284,000	Shun Tak Hldgs	4,396,725
806,000	Sino Land Co. - ADR (b)	4,909,104
421,400	Techtronic Inds Ltd - ADR	5,391,265
301,800	Television Broadcasts Ltd - ADR	3,691,889
		25,175,401
	India - 1.25%
87,900	Satyam Computer Services Ltd - ADR (b)	2,656,338
275,600	Tata Mtrs Ltd - ADR (b)	3,398,148
		6,054,486
	Indonesia - 0.43%
100,600	Telekomunikasi Indonesia Tbk PT - ADR (b)	2,093,486
	Israel - 1.14%
130,000	RADWARE Ltd (a)	2,476,500
90,400	Teva Pharmaceutical Industries, Ltd. ADR - ADR (b)	3,021,168
		5,497,668
	Italy - 1.94%
63,100	ENI SpA - ADR (b)	9,345,110
	Japan - 19.95%
77,800	Bank Fukuoka Ltd - ADR (b)	5,614,997
209,200	Canon, Inc. - ADR	11,351,192
30,000	Fanuc Ltd.	2,440,075
330	Mitsubishi Tokyo Financial Group, Inc.	4,320,848
1,031,510	Mitsubishi Tokyo Financial Group, Inc. - ADR (b)	13,440,575
247,500	Nidec Corp. - ADR (b)	7,548,750
70,700	Nippon Yusen Kabushiki Kaisha - ADR	4,747,017
220,800	Nomura Holdings, Inc. - ADR (b)	3,431,232
437,900	NTT DoCoMo, Inc. - ADR (b)	7,873,442
76,000	ORIX Corp. - ADR	6,884,840
55,000	Shimamura Co.	6,119,631
341,300	Shinsei Bank Ltd - ADR (b)	4,306,148
44,800	Shizuoka Bk Ltd - ADR (b)	4,620,717
146,278	Toyota Motor Corp. - ADR (b)	13,511,699
		96,211,163
	Luxembourg - 0.60%
21,000	Tenaris SA - ADR (b)	2,894,640
	Mexico - 2.05%
140,670	Cemex S.A. de C.V. - ADR (b)	7,357,041
50,200	Wal Mart De Mexico Sa De Cv - ADR	2,552,911
		9,909,952
	Netherlands - 1.78%
303,090	Aegon NV - ADR (b)	4,516,041
62,000	Royal Dutch Shell Plc - ADR	4,069,680
		8,585,721
	New Zealand - 1.23%
1,079,240	Fletcher Building	5,920,377
	Russia - 0.49%
57,900	Mobile Telesystems - ADR (b)	2,355,372
	Russian Federation - 0.56%
46,900	LUKOIL - ADR	2,708,475
	Singapore - 0.76%
485,000	Keppel Corp. Ltd.	3,644,591
	South Korea - 0.50%
118,000	Lg Philip Lcd Co Ltd - ADR (a)	2,426,080
	Spain - 2.43%
413,600	Banco Bilbao Vizcaya Argentaria SA - ADR	7,254,544
90,708	Telefonica SA - ADR	4,473,718
		11,728,262
	Sweden - 3.18%
140,660	Foreningssparbank	3,404,274
100,800	Sandvik Ab - ADR (b)	5,027,249
528,400	SKF AB - ADR (b)	6,904,444
		15,335,967
	Switzerland - 5.92%
69,000	Credit Suisse Group - ADR (b)	3,069,120
11,500	Nestle SA	3,378,006
95,300	Novartis AG - ADR (b)	4,860,300
90,300	Roche Holding AG - ADR	6,296,664
135,780	Swatch Group AG	3,851,123
107,440	Swiss Reinsurance - ADR	7,083,498
		28,538,711
	Taiwan - 0.42%
246,317	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,024,726
	United Kingdom - 9.59%
154,700	Anglo American PLC - ADR (b)	4,671,940
92,580	AstraZeneca Plc - ADR	4,360,518
260,400	Collins Stewert Tullett	2,929,438
102,820	Diageo PLC ADR - ADR (b)	5,964,588
189,600	GlaxoSmithKline Plc	4,834,040
26,020	Rio Tinto PLC - ADR (b)	4,275,086
274,000	Smiths Group Plc	4,635,346
517,400	Tesco PLC - ADR	8,498,864
234,500	Vodafone Group PLC - ADR (b)	6,089,965
		46,259,785
	United States - 0.47%
53,000	Royal Caribbean Cruises Ltd. (b)	2,289,600
	TOTAL COMMON STOCKS (Cost $392,665,156)	467,327,584
	PREFERRED STOCKS - 0.36%
	Brazil - 0.36%
104,600	Tele Norte Leste Participacoes SA - ADR (b)	1,729,038
	TOTAL PREFERRED STOCKS (Cost $1,314,890)	1,729,038

		Value
	SHORT TERM INVESTMENTS - 2.52%
	Money Market Funds - 2.52%
	Federated Prime Obligations Fund
$12,154,932	3.600%, 01/01/2050	12,154,932
	TOTAL SHORT TERM INVESTMENTS (Cost $12,154,932)	12,154,932
Principal
Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 28.22%
	CERTIFICATES OF DEPOSIT - 1.50%
4,819,140	Concord Bank, N.A., 3.74%, 10/13/05 (c)	4,819,140
2,409,570	Natexis Banque, 3.36%, 10/31/05	2,409,570

	TOTAL CERTIFICATES OF DEPOSIT (Cost $7,228,710)	7,228,710

	COMMERCIAL PAPER - 10.70%
1,606,380	CCN Bluegrass, 3.33%, 05/18/06 (c)	1,606,380
3,212,760	CCN Independence IV LLC, 3.29%, 04/17/06 (c)	3,212,760
5,140,416	CCN Orchard Park, 3.19%, 04/06/06 (c)	5,140,416
1,445,742	Concord Minutemen Capital Co., 3.67%, 10/06/05 (c)	1,445,742
3,212,760	Duke Funding, 3.82%, 10/27/05 (c) (d)	3,212,760
3,212,760	Duke Funding, 3.70%, 12/06/05 (c)	3,202,560
3,212,760	Laguna Corp., 3.70%, 10/06/05 (c) (d)	3,202,881
7,228,710	Lakeside Funding LLC, 3.54%, 12/12/05 (c)	7,228,710
1,284,971	Leafs LLC, 2.85%, 01/20/06 (c)	1,284,971
4,336,778	Leafs LLC, 3.77%, 04/20/06 (c)	4,336,778
1,606,380	Liquid Funding Ltd., 3.54%, 12/12/05 (c) (d)	1,606,249
2,248,932	Morgan Stanley, 4.02%, 03/01/06	2,248,932
2,248,932	Morgan Stanley, 3.33%, 01/20/06	2,248,932
2,180,018	RAMS Funding LLC, 3.86%, 10/12/05 (c) (d)	2,176,988
3,212,760	RAMS Funding LLC, 3.85%, 10/24/05 (c) (d)	3,201,451
1,445,742	Thornburg Mortgage Capital LLC, 3.70%, 10/05/05 (c) (d)	1,441,445
4,819,140	Thornburg Mortgage Capital LLC, 3.81%, 10/20/05 (c) (d)	4,803,880

	TOTAL COMMERCIAL PAPER (Cost $51,601,835)	51,601,835

	CORPORATE BONDS AND NOTES - 1.70%
1,606,380	Bayerische Landesbank, 3.90%, 06/24/05	1,606,380
3,212,760	Liquid Funding Ltd., 3.55%, 05/15/06 (c) (d)	3,212,439
1,927,656	Metlife Global, 3.39%, 04/28/08	1,927,656
1,445,742	Northlake, 1.48%, 03/06/33 (c)	1,445,742

	TOTAL CORPORATE BONDS AND NOTES (Cost $8,192,217)	8,192,217

	CORPORATE PAYDOWN SECURITY - 0.33%
1,606,380	Duke Funding, 5.06%, 04/08/06 (c)	1,606,380

	TOTAL CORPORATE PAYDOWN SECURITY (Cost $1,606,380)	1,606,380
Shares
	MUTUAL FUND - 0.00%
135	Merrill Lynch Premier Institutional Fund	135

	TOTAL MUTUAL FUND (Cost $135)	135
Principal Amount
	PRINCIPAL CASH - 0.40%
$1,934,415	Principal Cash	1,934,415

	TOTAL PRINCIPAL CASH (Cost $1,934,415)	1,934,415

	REPURCHASE AGREEMENTS - 13.59%
16,063,801	CS First Boston Repurchase Agreement, 3.90%, 10/03/05
	(Collateralized by Collateralized Mortgage Obligations)	16,063,801
1,606,380	Lehman Brothers Repurchase Agreement, 4.06%, 10/03/05
	(Collateralized by Corporate Bonds)	1,606,380
8,192,538	Lehman Brothers Repurchase Agreement, 4.06%, 10/03/05
	(Collateralized by Corporate Bonds)	8,192,538
16,063,801	Lehman Brothers Repurchase Agreement, 4.09%, 10/03/05
	(Collateralized by Corporate Bonds)	16,063,801
4,819,140	Merrill Lynch Repurchase Agreement, 4.02%, 10/03/05
	(Collateralized by Corporate Bonds)	4,819,140
7,549,986	Morgan Stanley Repurchase Agreement, 3.95%, 10/03/05
	(Collateralized by Freddie Mac Collaterialized Mortgage Obligations)	7,549,986
11,244,661	Morgan Stanley Repurchase Agreement, 3.95%, 10/03/05
	(Collateralized by Freddie Mac Collaterialized Mortgage Obligations)	11,244,661

	TOTAL REPURCHASE AGREEMENTS (Cost $65,540,307)	65,540,307

	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $136,103,999)	136,103,999

	Total Investments (Cost $542,238,977) - 128.00%	617,315,553
	Liabilities in Excess of Other Assets - (28.00)%	(135,028,394)
	TOTAL NET ASSETS - 100.00%	$482,287,159

	Percentages are stated as a percent of net assets.

	(a) Non Income Producing.
	(b) All or a portion of this security is on loan and represents investments of securities lending collateral.
	(c) Restricted under Rule 144a of the Securities Act of 1933.
	(d) Variable Rate Security. The rate shown is the rate in effect on September 30, 2005.
	ADR American Depository Receipt

	For certain federal income tax information, as well as other information regarding securities valuation and other significant
	accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report

Schedule of Investments September 30, 2005 AssetMark Real Estate Securities

Shares		Value
	COMMON STOCKS - 3.37%
	Hotels & Motels - 1.91%
39,000	Hilton Hotels Corp.	$870,480
12,000	Starwood Hotels & Resorts Worldwide, Inc.	686,040
		1,556,520
	Real Estate - 0.36%
20,300	Cedar Shopping Centers, Inc.	293,741
	Real Estate Operations/Development - 1.10%
30,500	Brookfield Properties Co.	898,835
	TOTAL COMMON STOCKS (Cost $2,389,661)	2,749,096
	REIT STOCKS - 90.01%
	Apartments - 18.80%
13,000	Apartment Investment & Management Co. (b)	504,140
67,857	Archstone-Smith Trust (b)	2,705,459
40,880	AvalonBay Communities, Inc. (b)	3,503,416
19,887	BRE Properties	884,971
29,654	Camden Property Trust	1,653,211
17,100	Education Rlty Tr, Inc.	285,570
91,172	Equity Residential (b)	3,450,860
8,894	Essex Property Trust, Inc. (b)	800,460
65,790	United Dominion Realty Trust, Inc. (b)	1,559,223
		15,347,310
	Diversified - 10.53%
10,925	American Financial Realty Trust (b)	155,135
5,000	Capital Automotive REIT	193,550
5,913	Colonial Properties Trust	263,010
9,895	Crescent Real Estate Equities Co.	202,946
21,958	Duke Realty Corp.	743,937
10,000	iStar Financial, Inc.	404,300
45,385	Liberty Property Trust (b)	1,930,678
8,000	PS Business Parks, Inc.	366,400
10,100	Spirit Fin Corp.	113,625
47,134	Vornado Realty Trust (b)	4,082,747
4,478	Washington Real Estate Investment Trust	139,311
		8,595,639
	Health Care - 0.17%
3,500	Healthcare Realty Trust, Inc.	140,490
	Hotels - 1.89%
4,500	Hospitality Properties Trust	192,870
73,500	Host Marriott Corp. (b)	1,242,150
5,900	Strategic Hotel Cap, Inc.	107,734
		1,542,754
	Manufactured Homes - 0.10%
2,500	Sun Communities, Inc.	81,900
	Office Property - 20.57%
6,616	Alexandria Real Estate Equities, Inc.	547,077
24,262	Arden Realty, Inc.	998,867
27,000	BioMed Realty Trust, Inc.	669,600
57,628	Boston Properties, Inc. (b)	4,085,825
35,866	Brandywine Realty Trust (b)	1,115,074
19,221	CarrAmerica Realty Corp.	690,995
41,300	Corporate Office Properties Trust	1,443,435
86,111	Equity Office Properties Trust (b)	2,816,691
22,800	Highwoods Properties, Inc.	672,828
18,127	Kilroy Realty Corp.	1,015,656
6,856	Mack-Cali Realty Corp.	308,109
4,725	Maguire Properties, Inc.	141,986
24,299	Prentiss Properties Trust	986,539
9,151	SL Green Realty Corp.	623,915
29,000	Trizec Properties, Inc. (b)	668,740
		16,785,337
	Regional Malls - 15.41%
13,300	CBL & Associates Properties, Inc.	545,167
50,258	General Growth Properties, Inc. (b)	2,258,092
25,674	The Macerich Co. (b)	1,667,270
81,475	Simon Property Group, Inc.	6,038,927
65,100	Taubman Centers, Inc.	2,063,670
		12,573,126
	Shopping Centers - 12.55%
22,275	Acadia Realty Trust	400,727
44,656	Developers Diversified Realty Corp. (b)	2,085,435
29,764	Federal Realty Invs Trust (b)	1,813,521
43,892	Kimco Realty Corp. (b)	1,379,087
15,700	Kite Realty Group Trust	234,244
33,126	Pan Pacific Retail Properties, Inc.	2,183,003
27,009	Regency Centers Corp. (b)	1,551,667
15,805	Weingarten Realty Investors	598,219
		10,245,903
	Storage - 2.12%
20,000	Public Storage, Inc. (b)	1,340,000
7,000	Shurgard Storage Centers, Inc.	391,090
		1,731,090
	Warehouse/Industrial - 7.87%
45,894	AMB Property Corp. (b)	2,060,640
6,000	First Potomac Realty Trust	154,200
94,980	Prologis (b)	4,208,564
		6,423,404
	TOTAL REIT STOCKS (Cost $51,971,379)	73,466,953
	PREFERRED STOCKS - 2.89%
	Diversified - 0.60%
18,675	Lexington Corporate Properties Trust	490,219
	Office Property - 1.09%
33,750	Alexandria Real Estate Equities, Inc. (b)	888,300
	Real Estate - 1.20%
14,800	Taubman Ctrs, Inc. (b)	384,800
24,700	Vornado Rlty Tr (a)	594,776
		979,576
	TOTAL PREFERRED STOCKS (Cost $2,302,233)	2,358,095
		Value
	SHORT TERM INVESTMENTS - 3.02%
	Money Market Funds - 3.02%
	Federated Prime Obligations Fund
$2,468,309	3.600%, 01/01/2050	2,468,309
	TOTAL SHORT TERM INVESTMENTS (Cost $2,468,310)	2,468,309
Principal
Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 37.35%
	CERTIFICATES OF DEPOSIT - 1.98%
1,079,299	Concord Bank, N.A., 3.74%, 10/13/05 (c)	1,079,299
539,650	Natexis Banque, 3.36%, 10/31/05	539,650

	TOTAL CERTIFICATES OF DEPOSIT (Cost $1,618,949)	1,618,949

	COMMERCIAL PAPER - 14.16%
359,766	CCN Bluegrass, 3.33%, 05/18/06 (c)	359,766
719,533	CCN Independence IV LLC, 3.29%, 04/17/06 (c)	719,533
1,151,253	CCN Orchard Park, 3.19%, 04/06/06 (c)	1,151,253
323,790	Concord Minutemen Capital Co., 3.67%, 10/06/05 (c)	323,790
719,533	Duke Funding, 3.82%, 10/27/05 (c) (d)	719,533
719,533	Duke Funding, 3.70%, 12/06/05 (c)	717,248
719,533	Laguna Corp., 3.70%, 10/06/05 (c) (d)	717,320
1,618,949	Lakeside Funding LLC, 3.54%, 12/12/05 (c)	1,618,949
287,784	Leafs LLC, 2.85%, 01/20/06 (c)	287,784
971,269	Leafs LLC, 3.77%, 04/20/06 (c)	971,269
359,766	Liquid Funding Ltd., 3.54%, 12/12/05 (c) (d)	359,737
503,673	Morgan Stanley, 4.02%, 03/01/06	503,673
503,673	Morgan Stanley, 3.33%, 01/20/06	503,673
488,239	RAMS Funding LLC, 3.86%, 10/12/05 (c) (d)	487,560
719,533	RAMS Funding LLC, 3.85%, 10/24/05 (c) (d)	717,000
323,790	Thornburg Mortgage Capital LLC, 3.70%, 10/05/05 (c) (d)	322,827
1,079,299	Thornburg Mortgage Capital LLC, 3.81%, 10/20/05 (c) (d)	1,075,881

	TOTAL COMMERCIAL PAPER (Cost $11,556,796)	11,556,796

	CORPORATE BONDS AND NOTES - 2.25%
359,766	Bayerische Landesbank, 3.90%, 06/24/05	359,766
719,533	Liquid Funding Ltd., 3.55%, 05/15/06 (c) (d)	719,461
431,720	Metlife Global, 3.39%, 04/28/08	431,720
323,790	Northlake, 1.48%, 03/06/33 (c)	323,790

	TOTAL CORPORATE BONDS AND NOTES (Cost $1,834,737)	1,834,737

	CORPORATE PAYDOWN SECURITY - 0.44%
359,766	Duke Funding, 5.06%, 04/08/06 (b) (c)	359,766

	TOTAL CORPORATE PAYDOWN SECURITY (Cost $359,766)	359,766
Shares
	MUTUAL FUND - 0.00%
30	Merrill Lynch Premier Institutional Fund	30

	TOTAL MUTUAL FUND (Cost $30)	30
Principal Amount
	PRINCIPAL CASH - 0.53%
$3,018,554	Principal Cash	433,233

	TOTAL PRINCIPAL CASH (Cost $433,233)	433,233

	REPURCHASE AGREEMENTS - 17.99%
3,597,664	CS First Boston Repurchase Agreement, 3.90%, 10/03/05
	(Collateralized by Collateralized Mortgage Obligations)	3,597,664
359,766	Lehman Brothers Repurchase Agreement, 4.06%, 10/03/05
	(Collateralized by Corporate Bonds)	359,766
1,834,810	Lehman Brothers Repurchase Agreement, 4.06%, 10/03/05
	(Collateralized by Corporate Bonds)	1,834,810
3,597,664	Lehman Brothers Repurchase Agreement, 4.09%, 10/03/05
	(Collateralized by Corporate Bonds)	3,597,664
1,079,299	Merrill Lynch Repurchase Agreement, 4.02%, 10/03/05
	(Collateralized by Corporate Bonds)	1,079,299
1,690,902	Morgan Stanley Repurchase Agreement, 3.95%, 10/03/05
	(Collateralized by Freddie Mac Collaterialized Mortgage Obligations)	1,690,902
2,518,365	Morgan Stanley Repurchase Agreement, 3.95%, 10/03/05
	(Collateralized by Freddie Mac Collaterialized Mortgage Obligations)	2,518,365

	TOTAL REPURCHASE AGREEMENTS (Cost $14,678,470)	14,678,470

	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $30,481,981)	30,481,981

	Total Investments (Cost $32,950,291) - 136.64%	111,524,434
	Liabilities in Excess of Other Assets - (36.64)%	(29,904,087)
	TOTAL NET ASSETS - 100.00%	$81,620,347

	Percentages are stated as a percent of net assets.

	(a) Non Income Producing.
	(b) All or a portion of this security is on loan and represents investments of securities lending collateral.
	(c) Restricted under Rule 144a of the Securities Act of 1933.
	(d) Variable Rate Security. The rate shown is the rate in effect on September 30, 2005.

	For certain federal income tax information, as well as other information regarding securities valuation and other significant
	accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report

Schedule of Investments September 30, 2005 AssetMark Tax Exempt Fixed Income

Principal
Amount		Value
	MUNICIPAL BONDS - 95.33%
	Alabama - 0.91%
	Alabama Public School & College Authority, Series A, Revenue Bond,
$125,000	5.000%, 02/01/2012	$132,965
	Birmingham, Series A, Refunding, GO,
195,000	5.000%, 04/01/2008	203,332
	Jefferson County Sewer, Refunded, Revenue Bond,
1,200,000	5.000%, 02/01/2033	1,281,444
		1,617,741
	Alaska - 1.05%
	Alaska Municipal Bond Bank Authority, Series B, Revenue Bond, MBIA Insured,
1,730,000	5.000%, 05/01/2012	1,871,635
	Arizona - 3.55%
	Arizona School Facilities Board, Revenue Bond,
900,000	5.000%, 07/01/2006	913,941
	Arizona State Transportation Board, Series B, Revenue Bond,
1,055,000	5.000%, 07/01/2013	1,152,440
	Maricopa County Elementary School District No 3 Tempe Elementary, Refunding, GO, FSA Insured,
135,000	5.000%, 07/01/2012	146,549
	Maricopa County Invidual Development Authority Senior Living Facilities, Refunding, Revenue Bond,
1,000,000	3.650%, 09/15/2035	1,000,000
	Mesa Street & Highway, Refunding, Revenue Bond, FGIC Insured,
1,100,000	5.000%, 07/01/2018	1,213,520
	Navajo County Unified School District No 32 Blue Ridge, Refunding, GO, FSA Insured,
300,000	5.000%, 07/01/2014	327,939
	Phoenix Civic Improvement Corp. Water Systems, Revenue Bond, MBIA Insured,
500,000	5.600%, 07/01/2017	509,995
	Scottsdale Water & Sewer, Series E, Revenue Bond,
1,000,000	5.250%, 07/01/2012	1,066,540
		6,330,924
	California - 4.74%
	California Economic Recovery, Series A, GO,
1,500,000	5.000%, 07/01/2015	1,625,730
	California State Public Works Board, Series A, Revenue Bond,
1,225,000	5.800%, 01/01/2013	1,258,357
	California Statewide Communitiess Development Authority, Series C, Revenue Bond,
5,100,000	3.850%, 11/01/2029	5,079,039
	Fallbrook Union High School District, Refunding, GO, FGIC Insured,
100,000	5.375%, 09/01/2014	112,930
	Los Angeles County Metropolitan Transportation Authority, Series A, Refunding, Revenue Bond,
350,000	5.000%, 07/01/2014	382,574
		8,458,630
	Connecticut - 0.26%
	Connecticut, Series B, GO,
425,000	5.250%, 06/15/2009	455,417
	District of Columbia - 2.77%
	District of Columbia Housing Finance Authority, Revenue Bond, FSA Insured,
1,335,000	3.500%, 07/01/2011	1,331,516
2,000,000	3.600%, 07/01/2012	1,992,800
	District of Columbia, Series B, Unrefunded, GO,
200,000	5.500%, 06/01/2009	214,954
	District of Columbia, Series B-1, Refunding, GO,
100,000	5.500%, 06/01/2007	104,004
	District of Columbia, Series B-2, Refunding, GO,
200,000	5.500%, 06/01/2008	211,770
	District of Columbia, Series C, Refunding, GO, XLCA Insured,
1,000,000	5.250%, 06/01/2012	1,089,420
		4,944,464
	Florida - 0.85%
	Dade County Water & Sewer System, Revenue Bond,
100,000	6.250%, 10/01/2007	106,229
	Jacksonville Excise Taxes, Revenue Bond,
225,000	5.650%, 10/01/2005	225,000
	Mary Esther Water & Sewer, Refunding, Revenue Bond, MBIA Insured,
100,000	4.950%, 01/01/2007	102,399
	Tampa Water & Sewer, Series B, Revenue Bond,
1,000,000	5.000%, 07/01/2010	1,074,420
		1,508,048
	Georgia - 0.92%
	Atlanta Water & Wastewater, Series A, Prerefunded, Revenue Bond,
500,000	5.000%, 11/01/2038	536,010
	Fulton County School District, Refunding, GO,
1,000,000	5.250%, 01/01/2014	1,108,400
		1,644,410
	Hawaii - 0.06%
	Honolulu City & County, Series A, Prerefunded, GO,
100,000	6.000%, 01/01/2009	108,801
	Illinois - 7.07%
	Chicago Metropolitan Water Reclamation District Greater Chicago, GO,
100,000	5.500%, 12/01/2012	110,908
	Chicago Metropolitan Water Reclamation District Greater Chicago, Refunding, GO,
100,000	6.050%, 12/01/2009	110,633
	Chicago Park District, Revenue Bond, ACA Insured,
75,000	6.250%, 01/01/2016	83,712
	Chicago Sales Tax, Refunding, Revenue Bond,
3,150,000	5.000%, 01/01/2011	3,378,879
	Chicago School Finance Authority, Series A, Refunding, GO, FGIC Insured,
500,000	5.200%, 06/01/2006	507,495
	Chicago Wastewater Transmission, Refunding, Revenue Bond, FGIC Insured,
625,000	5.500%, 01/01/2010	677,400
100,000	5.375%, 01/01/2013	110,613
	Chicago, Refunding, GO, FSA Insured,
305,000	5.500%, 01/01/2015	343,543
	Du Page & Cook Counties Community Unit School District No 205, GO, FGIC Insured,
100,000	4.375%, 01/01/2009	103,428
	Du Page County Transportation, Refunding, Revenue Bond, FSA Insured,
3,000,000	5.000%, 01/01/2020	3,204,870
	Illinois State Sales Tax, Revenue Bond,
100,000	5.375%, 06/15/2007	103,790
	Illinois State Sales Tax, Series 1, Revenue Bond,
220,000	5.500%, 06/15/2009	236,931
	Illinois, Series 1, GO,
775,000	5.500%, 08/01/2010	846,424
100,000	5.250%, 08/01/2012	109,803
1,000,000	5.375%, 07/01/2013	1,110,370
	Regional Transportation Authority, Series B, Revenue Bond, FGIC Insured,
500,000	5.375%, 06/01/2014	553,525
	Rock Island County School District No 41, GO, FSA Insured,
1,000,000	5.750%, 12/01/2006	1,031,070
		12,623,394
	Indiana - 1.94%
	Indiana Bond Bank, Series C, Revenue Bond,
2,225,000	5.000%, 02/01/2012	2,403,534
	Purdue University, Revenue Bond,
500,000	5.250%, 07/01/2008	526,650
	Purdue University, Series O, Revenue Bond,
200,000	4.250%, 07/01/2008	205,456
	Sunman Dearborn Intermediate School Building Corp., Revenue Bond, FGIC Insured,
300,000	5.375%, 07/15/2012	329,667
		3,465,307
	Iowa - 0.27%
	Polk County, Series C, GO,
480,000	4.000%, 06/01/2012	489,974
	Kansas - 1.13%
	La Cygne Environmental, Refunding, Revenue Bond,
2,025,000	4.050%, 03/01/2015	2,017,102
	Louisiana - 1.27%
	Louisiana Gas & Fuels Tax, Series A, Revenue Bond, FGIC Insured,
1,120,000	5.000%, 05/01/2015	1,212,019
1,000,000	5.000%, 05/01/2021	1,059,260
		2,271,279
	Maryland - 1.63%
	Maryland Department of Transportation County T Construction, Revenue Bond,
1,160,000	5.500%, 02/01/2017	1,341,169
	Maryland, GO,
175,000	5.500%, 03/01/2013	197,410
	Maryland, Refunding, GO,
1,250,000	5.000%, 02/01/2012	1,362,863
		2,901,442
	Massachusetts - 9.20%
	Massachusetts Bay Transportation Authority, Refunding, Revenue Bond, FGIC Insured,
500,000	5.500%, 03/01/2009	537,145
	Massachusetts Bay Transportation Authority, Series A, Prerefunded,
3,000,000	5.250%, 07/01/2030	3,257,280
	Massachusetts Bay Transportation Authority, Series A, Revenue Bond,
900,000	5.250%, 07/01/2015	1,001,169
	Massachusetts Bay Transportation Authority, Series C, Revenue Bond,
95,000	5.500%, 03/01/2012	105,527
1,000,000	5.250%, 07/01/2016	1,120,260
	Massachusetts Bay Transportation Authority, Unrefunded, Revenue Bond, GO Insured,
1,000,000	7.000%, 03/01/2007	1,052,770
	Massachusetts School Building Authdedication Sales Tax, Series A, Revenue Bond,
4,000,000	5.000%, 08/15/2009	4,260,920
	Massachusetts State Water Resources Authority, Series B, Revenue Bond,
120,000	6.250%, 12/01/2011	138,197
	Massachusetts Water Pollution Abatement Trust, Series 4, Prerefunded, Revenue Bond,
1,760,000	5.125%, 08/01/2013	1,874,118
	Massachusetts, GO,
1,500,000	5.500%, 11/01/2016	1,706,850
	Route 3 North Transportation Import Association, Revenue Bond, MBIA Insured,
1,255,000	5.375%, 06/15/2029	1,368,465
		16,422,701
	Michigan - 3.69%
	Detroit Sewer Disposal, Revenue Bond,
365,000	7.100%, 12/15/2009	393,284
	Dundee Community School District, GO, Q-SBLF Insured,
150,000	5.375%, 05/01/2010	162,642
	Kalamazoo Public Library, GO, MBIA Insured,
600,000	5.400%, 05/01/2014	672,456
	Lansing School District, Refunding, GO, Q-SBLF Insured,
800,000	5.000%, 05/01/2017	858,152
	Michigan State Building Authority, Series 1, Revenue Bond,
1,610,000	6.000%, 10/01/2006	1,659,266
	Michigan State Environmental Protection Program, GO,
1,000,000	5.000%, 11/01/2013	1,078,290
	Michigan State Hospital Finance Authority, Revenue Bond,
1,645,000	7.125%, 05/01/2009	1,766,960
		6,591,050
	Minnesota - 0.42%
	Osseo Independent School District No 279, Series A, GO, FSA Insured,
400,000	5.000%, 02/01/2013	431,160
	Prior Lake Independent School District No 719, Series A, GO, FGIC Insured,
295,000	4.750%, 02/01/2010	312,207
		743,367
	Mississippi - 1.10%
	Mississippi, GO,
1,900,000	4.900%, 11/15/2007	1,966,557
	Missouri - 0.18%
	Kansas City Municipal Assistance Corp., Series A, Revenue Bond, AMBAC Insured,
300,000	5.000%, 03/01/2012	323,850
	Nebraska - 0.06%
	Omaha Special Obligations, Riverfront Redevelopment Project, Series A, Revenue Bond,
100,000	5.375%, 02/01/2013	110,451
	Nevada - 0.08%
	Clark County School District, GO,
135,000	6.000%, 06/15/2007	139,230
	New Jersey - 4.82%
	Lenape Regional High School District, Refunding, GO, FGIC Insured,
970,000	5.000%, 04/01/2012	1,050,287
	New Jersey Health Care Facilities, Revenue Bond,
1,050,000	5.000%, 09/15/2013	1,143,943
	New Jersey State Turnpike Authority, Revenue Bond, MBIA Insured,
700,000	6.750%, 01/01/2009	706,762
	New Jersey, Revenue Bond,
2,000,000	4.000%, 06/23/2006	2,014,860
	New Jersey, Series L, Refunding, GO,
3,270,000	5.250%, 07/15/2019	3,681,039
		8,596,891
	New Mexico - 2.86%
	New Mexico State Severance Tax, Revenue Bond,
1,450,000	5.000%, 07/01/2009	1,499,460
	New Mexico, Refunding, GO,
2,350,000	5.000%, 09/01/2008	2,473,751
	University of New Mexico, Refunding, Revenue Bond,
1,035,000	5.250%, 06/01/2014	1,132,383
		5,105,594
	New York - 8.76%
	Metropolitan Transportation Authority, Sereis A, Revenue Bond,
100,000	5.250%, 04/01/2009	104,268
	Metropolitan Transportation Authority, Series B, Revenue Bond,
375,000	5.250%, 07/01/2007	388,852
	Municipal Assistance Corporation For New York City, Series I, Revenue Bond, GO Insured,
900,000	6.250%, 07/01/2006	922,239
	Nassau County Interim Finance Authority, Series B, Revenue Bond,
350,000	5.000%, 11/15/2007	364,718
	New York City Municipal Water Finance Authority Water & Sewer System, Series F-1, Revenue Bond,
500,000	2.700%, 06/15/2033	500,000
	New York City Transit Authority, Series A, CP, AMBAC Insured,
500,000	5.625%, 01/01/2012	546,220
	New York City Transitional Finance Authority, Series A, Refunding, Revenue Bond,
1,000,000	5.500%, 11/01/2026	1,098,200
	New York City, Series E, GO,
2,500,000	5.000%, 08/01/2013	2,683,725
	New York State Dorm Authority, Series A, Revenue Bond, FGIC Insured,
2,300,000	5.250%, 05/15/2016	2,569,721
	New York State Dormitory Authority, Series B, Revenue Bond,
2,600,000	5.250%, 11/15/2023	2,812,160
	New York State Thruway Authority, Series E, Prerefunded, Revenue Bond, GO Insured,
40,000	5.250%, 01/01/2010	42,334
	New York State Thruway Authority, Series E, Unrefunded, Revenue Bond, GO Insured,
260,000	5.250%, 01/01/2010	274,474
	New York, Series C, Refunding, GO,
525,000	4.000%, 04/15/2006	528,134
	New York, Series F, GO, FSA Insured,
100,000	5.250%, 08/01/2011	108,976
	Orange County, Series A, Refunding, GO,
1,300,000	5.000%, 07/15/2013	1,418,755
	Sales Tax Asset Receivable Corp., Series A, Revenue Bond,
500,000	5.000%, 10/15/2017	541,510
	Triborough Bridge & Tunnel Authority, Series B, Refunding, Revenue Bond, GO Insured,
650,000	5.250%, 11/15/2015	725,017
		15,629,303
	North Carolina - 0.77%
	North Carolina Municipal Power Agency No 1 Catawba Electric, Revenue Bond, MBIA Insured,
500,000	5.250%, 01/01/2009	532,065
	North Carolina Public School Building, GO,
100,000	4.600%, 04/01/2008	103,712
	Raleigh Comb Enterprise System, Revenue Bond,
725,000	4.000%, 03/01/2008	740,501
		1,376,278
	Ohio - 1.17%
	Bowling Green State University, Revenue Bond, FGIC Insured,
100,000	5.000%, 06/01/2008	104,804
	Cleveland Waterworks, Series J, Refunding, Revenue Bond, FSA Insured,
305,000	5.000%, 01/01/2008	317,764
	Ohio State Higher Educational Facility Commission, Revenue Bond,
625,000	5.250%, 10/01/2014	697,494
	Ohio State Water Development Authority Water Pollution Control, Refunding, Revenue Bond,
935,000	4.000%, 12/01/2010	963,078
		2,083,140
	Oregon - 1.08%
	Eugene, Series A, Refunding, Revenue Bond,
1,350,000	5.000%, 09/01/2006	1,374,516
	Portland Community College District, Series B, GO,
245,000	5.125%, 06/01/2013	266,173
	Washington County School District No 015, Refunding, GO, FSA Insured,
250,000	5.500%, 06/15/2019	287,517
		1,928,206
	Pennsylvania - 0.22%
	Philadelphia Gas Works, Series 3, Revenue Bond,
100,000	5.000%, 08/01/2010	107,148
	Scranton, Series C, GO,
245,000	6.700%, 09/01/2018	288,206
		395,354
	Puerto Rico - 1.74%
	Commonwealth of Puerto Rico, Refunding, GO, FGIC Insured,
1,000,000	5.000%, 07/01/2006	1,015,930
	Puerto Rico Electric Power Authority, Series JJ, Refunding, Revenue Bond, XLCA Insured,
1,595,000	5.250%, 07/01/2012	1,759,173
	Puerto Rico Public Finance Corp., Series A, Revenue Bond,
300,000	5.250%, 08/01/2031	327,573
		3,102,676
	South Carolina - 1.50%
	Grand Strand Water & Sewer Authority, Refunding, Revenue Bond, FSA Insured,
400,000	5.375%, 06/01/2014	440,424
	Greenville Waterworks, Refunding, Revenue Bond,
2,055,000	5.000%, 02/01/2013	2,242,786
		2,683,210
	Tennessee - 2.06%
	Knoxville Water, Series P, Revenue Bond,
250,000	5.000%, 03/01/2009	264,402
	Memphis, GO,
300,000	5.500%, 11/01/2010	328,971
1,600,000	5.250%, 11/01/2015	1,753,424
	Williamson County, GO,
1,205,000	6.000%, 03/01/2010	1,338,394
		3,685,191
	Texas - 15.46%
	Austin, Refunding, GO,
100,000	5.250%, 09/01/2007	104,002
	Bexar County, Series A, GO, FSA Insured,
820,000	5.000%, 06/15/2010	876,441
	College Station Independent School District, Refunding, GO, PSF-GTD Insured,
700,000	5.000%, 02/15/2013	758,611
	Dallas, Prerefunded, GO,
995,000	5.000%, 02/15/2012	1,038,382
	Dallas, Unrefunded, GO,
1,005,000	5.000%, 02/15/2012	1,046,014
	Denton Independent School District, GO,
600,000	3.000%, 08/01/2030	593,214
	Denton Utilities System, Series A, Revenue Bond, FSA Insured,
515,000	5.250%, 12/01/2013	566,454
	Flower Mound Waterworks & Sewer, Revenue Bond, AMBAC Insured,
100,000	5.375%, 09/01/2006	102,166
	Fort Worth Water & Sewer, Refunding, Revenue Bond,
1,000,000	5.250%, 02/15/2013	1,101,740
	Frisco, GO, FGIC Insured,
145,000	5.875%, 02/15/2010	159,858
165,000	5.000%, 02/15/2012	176,495
	Harris County, Refunding, GO,
750,000	5.250%, 10/01/2013	818,602
	Houston, Series A-2, Refunding, GO,
75,000	2.000%, 03/01/2006	74,617
	Lower Colorado River Authority, Series B, Refunding, Revenue Bond,
935,000	6.000%, 05/15/2013	1,027,537
	Mansfield, GO, FGIC Insured,
150,000	5.500%, 02/15/2008	157,918
	Marble Falls Independent School District, Series A, Refunding, GO, PSF-GTD Insured,
370,000	5.000%, 08/15/2015	402,719
	North Texas Thruway Authority Dallas North Thruway System, Series A, Refunded, Revenue Bond,
2,300,000	5.375%, 01/01/2016	2,403,086
	Pasadena Independent School District, Prerefunded, GO, PSF-GTD Insured,
695,000	5.000%, 02/15/2013	744,345
	Plano Independent School District, GO, PSF-GTD Insured,
1,000,000	4.700%, 02/15/2013	1,037,970
	Round Rock Independent School District, GO, PSF-GTD Insured,
200,000	4.750%, 08/01/2010	203,076
3,600,000	5.000%, 08/01/2018	3,873,924
	San Antonio Electric & Gas, Prerefunded, Revenue Bond,
80,000	5.500%, 02/01/2013	83,414
	San Antonio Electric & Gas, Refunding, Revenue Bond,
2,000,000	5.375%, 02/01/2015	2,240,220
	San Antonio Electric & Gas, Series A, Refunding, Revenue Bond,
1,000,000	5.000%, 02/01/2008	1,042,210
	San Antonio Electric & Gas, Unrefunded, Revenue Bond,
70,000	5.500%, 02/01/2013	72,829
	Socorro Independent School District, Refunding, GO, PSF-GTD Insured
200,000	5.375%, 08/15/2013	218,158
	Spring Independent School District, GO, PSF-GTD Insured,
125,000	5.875%, 08/15/2010	138,749
	Texas A&M University, Series B, Revenue Bond,
1,035,000	5.375%, 05/15/2011	1,133,046
	Texas Public Finance Authority, Refunding, GO,
400,000	5.500%, 10/01/2009	432,948
	Texas State Public Finance Authority Building, Series A, Revenue Bond,
500,000	5.250%, 02/01/2016	533,340
	Texas State University System, Revenue Bond, FSA Insured,
100,000	5.250%, 03/15/2010	107,869
	Texas Water Financial Assistance, Series B, Refunding, GO,
300,000	5.000%, 08/01/2014	326,754
	United Independent School District, GO, PSF-GTD Insured,
1,000,000	0.000%, 08/15/2010	836,360
	University of Texas, Revenue Bond,
100,000	5.250%, 08/15/2008	105,699
	University of Texas, Series B, Revenue Bond,
1,855,000	5.250%, 07/01/2008	1,956,357
1,000,000	5.250%, 08/15/2013	1,104,130
		27,599,254
	Utah - 2.39%
	Jordan School District, GO,
100,000	5.125%, 06/15/2008	105,165
	Utah, Refunding, Series A, GO,
2,630,000	5.000%, 07/01/2012	2,763,657
	Utah, Series A, GO,
1,275,000	5.000%, 07/01/2016	1,404,081
		4,272,903
	Virginia - 5.04%
	Fairfax County, Refunding, GO, STAID Insured,
3,000,000	5.000%, 10/01/2009	3,207,660
	Fairfax County, Series A, Refunding, GO, STAID Insured,
450,000	5.000%, 06/01/2007	465,075
	Henry County Public Service Authority Water & Sewer, Refunding, Revenue Bond, FSA Insured,
1,000,000	5.500%, 11/15/2019	1,159,330
	Newport News, Series B, GO, STAID Insured,
325,000	5.000%, 11/01/2014	352,589
	Norfolk, Refunding, GO,
100,000	5.000%, 01/01/2009	105,808
	Virginia Commonwealth Transportation Board, Revenue Bond,
3,000,000	5.000%, 10/01/2011	3,244,590
	Virginia Resources Authority Infrastructure, Series VA, Revenue Bond,
450,000	4.000%, 11/01/2005	451,005
		8,986,057
	Washington - 3.07%
	Bellevue, Series A, Refunding, GO,
175,000	5.000%, 01/01/2006	175,898
	King County School District No 401 Highline Public Schools, Refunding, GO, FGIC Insured,
1,165,000	5.000%, 12/01/2005	1,169,031
	King County, Prerefunded, GO,
45,000	5.500%, 12/01/2010	49,634
	King County, Unrefunded, GO,
55,000	5.500%, 12/01/2010	60,335
	Seattle, GO,
100,000	5.000%, 08/01/2012	106,964
	Seattle, Refunding, GO,
200,000	5.000%, 07/01/2013	214,630
	Snohomish County, GO,
100,000	5.000%, 12/01/2006	102,274
	Spokane County School District No 356 Central Valley, Refunding, GO, FSA Insured,
700,000	5.000%, 06/01/2011	754,537
	Washington State Motor Vehicle Fuel Tax, Series C, GO, FGIC Insured,
800,000	0.000%, 06/01/2010	673,856
	Washington, Refunding, GO,
2,125,000	4.000%, 01/01/2008	2,162,740
		5,469,899
	West Virginia - 0.17%
	West Virginia Economic Development Authority, Revenue Bond,
300,000	4.000%, 06/01/2007	304,461
	Wisconsin - 1.07%
	Douglas County, Prerefunded, GO, FGIC Insured,
50,000	5.500%, 02/01/2014	55,685
	Douglas County, Unrefunded, GO, FGIC Insured,
25,000	5.500%, 02/01/2014	27,529
	Middleton Cross Plains Area School District, Refunding, GO, FSA Insured,
1,445,000	5.000%, 04/01/2020	1,557,696
	Wisconsin, Series A, GO,
150,000	5.000%, 05/01/2008	156,726
	Wisconsin, Series C, GO,
100,000	5.500%, 05/01/2009	107,458
		1,905,094
	TOTAL MUNICIPAL BONDS (Cost $169,910,213)	170,129,285
	SHORT TERM INVESTMENTS - 2.75%
	REVENUE BONDS - 2.73%
	Alachua County Health Facilities Authority, Revenue Bond,
80,000	2.800%, 10/01/2032	80,000
	Arden Hills Housing & Health Care Facilities, Refunding, Revenue Bond,
250,000	2.850%, 09/01/2029	250,000
	Denver City & County Multi-Family Housing, Revenue Bond,
100,000	2.700%, 12/01/2029	100,000
	Eastern Michigan University, Refunding, Revenue Bond,
300,000	2.800%, 06/01/2027	300,000
	Indiana Health Facility Financing Authority, Revenue Bond,
200,000	2.850%, 12/01/2029	200,000
	Iowa Higher Education Loan Authority, Revenue Bond,
100,000	2.800%, 11/01/2030	100,000
100,000	2.800%, 04/01/2033	100,000
	Iowa Higher Education Loan, Revenue Bond, LB Insured,
200,000	2.800%, 11/01/2032	200,000
	Kansas State Development Finance Authority Lease, Revenue Bond,
400,000	2.800%, 12/01/2034	400,000
	Kansas State Development Finance Authority, Revenue Bond,
195,000	2.800%, 11/15/2028	195,000
	Minnesota Higher Education Facilities Authority, Series 5-H, Revenue Bond, HTSB Insured,
200,000	2.800%, 10/01/2030	200,000
	Minnesota State Higher Education Facilities Authority, Revenue Bond,
300,000	2.800%, 10/01/2020	300,000
	New York City Municipal Water Finance Authority, Series C-1, Revenue Bond,
500,000	2.700%, 06/15/2018	500,000
	New York City, Series H, GO, MBIA Insured,
100,000	2.700%, 08/01/2014	100,000
	New York, GO,
100,000	2.700%, 08/01/2021	100,000
	Pinellas County Health Facility Authority, Refunding, Revenue Bond,
600,000	2.720%, 12/01/2015	600,000
	Washington State Housing Finace Commission, Revenue Bond,
100,000	2.850%, 06/01/2032	100,000
	Wisconsin St Health & Educational Facilities Authority, Series B, Revenue Bond,
350,000	2.800%, 08/15/2030	350,000
	Wisconsin State Health & Educational Facilities Authority, Series B, Revenue Bond,
700,000	2.800%, 12/01/2029	700,000
		4,875,000
Shares
	Money Market Funds - 0.02%
29,500	First American Tax Free Obligation, 2.240%	29,500
	TOTAL SHORT TERM INVESTMENTS (Cost $4,904,500)	4,904,500
	Total Investments (Cost $174,814,713) - 98.08%	175,033,785
	Other Assets in Excess of Liabilities - 1.92%	3,433,831
	TOTAL NET ASSETS - 100.00%	$178,467,616

	Percentages are stated as a percent of net assets.

	Glossary of Terms
AMBAC	American Municipal Bond Assurance Corp.
ACA	American Capital Access
CP	Certificate Participation
FGIC	Financial Guaranty Insurance Corp.
FSA	Federal Housing Authority / Agency
GO	General Obligation
HTS	Harris Trust & Savings Bank
LB	LaSalle Bank N.A.
MBIA	Municipal Bond Investors Assurance Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan
STAID	State Aid Withholding
XLCA	XL Capital Assurance

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report

Schedule of Investments September 30, 2005 AssetMark Core Plus Fixed Income

Shares			Value
	CONVERTIBLE PREFERRED STOCKS - 0.06%
	Automobiles - 0.06%
18,600	General Motors Corporation		321,408
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $328,124)		321,408
	PREFERRED STOCKS - 0.66%
	Banks - 0.13%
800,000	HSBC Capital Funding L.P. (Callable at $100.00 on 06/27/2013; Acquired 08/23/2004, Cost $756,752) (a)(c)(d)		767,308
	FNMA - 0.52%
53,950	FNMA (d)		2,970,622
	Medical Supplies - 0.01%
51	Fresenius Medical Care Capital Trust II (a)		53,167
	TOTAL PREFERRED STOCKS (Cost $3,793,127)		3,791,097
Principal
Amount
	ASSET BACKED SECURITIES - 7.37%
2,871,937	Accredited Mortgage Loan Trust
	Series 2005-3, 4.070%, 09/25/2035		2,873,663
	Conseco Finance Securitizations Corp.
297,181	Series 2000-C, 4.820%, 03/15/2030		297,861
100,000	Series 2000-4, 8.310%, 04/01/2031		81,662
	Countrywide Asset-Backed Certificates
2,000,000	Series 2004-BC5, 4.100%, 07/25/2032		2,003,949
640,000	Series 2005-4, 4.456%, 09/25/2032		632,419
2,593,786	Series 2005-27, 4.297%, 08/25/2035		2,595,407
	Countrywide Home Equity Loan Trust
1,552,935	Series 2003-A, 4.118%, 03/15/2029		1,558,078
2,058,068	Series 2004-S, 4.008%, 02/15/2030		2,061,406
1,396,215	Series 2004-R, 4.018%, 03/15/2030		1,400,408
2,032,879	Series 2004-N, 4.048%, 02/15/2034		2,037,234
2,014,637	Series 2004-O, 4.048%, 02/15/2034		2,019,705
2,800,000	Series 2005-F, 3.980%, 12/15/2035		2,800,000
2,000,000	First Franklin Mortgage Loan Asset-Backed Certificates
	Series 2004-FF8, 4.100%, 10/25/2034		2,007,537
1,436,385	Fremont Home Loan Trust
	Series 2004-1, 4.030%, 02/25/2034		1,437,829
2,800,000	Home Equity Loan Trust
	Series 2005-HS1, 3.950%, 07/25/2020		2,803,063
2,850,060	Indymac Mortgage Loan Trust
	Series 2005-AR16IP, 4.150%, 07/25/2045		2,851,841
	JetBlue Airways Corporation
900,000	Series 2004-2, G-1, 2.665%, 02/15/2018 (d)		887,827
900,000	Series 2004-2, G-2, 3.244%, 05/15/2018 (d)		883,228
	Residential Asset Mortgage Products, Inc.
826,651	Series 2004-RZ1, 4.070%, 03/25/2034		827,147
	Residential Asset Securities Corporation
1,296,624	Series 2004-KS1, 4.110%, 02/25/2034		1,299,292
	Structured Asset Investment Loan Trust
406,781	Series 2003-BC5, 4.170%, 06/25/2033		407,139
	Structured Asset Securities
2,494,797	Series 2005-S3, 3.741%, 06/25/2035		2,496,422
	Washington Mutual
1,700,000	Series 2005-AR4, 4.681%, 04/25/2035		1,712,967
	Washington Mutual
4,381,214	Series 2005-AR8, 4.120%, 07/25/2045		4,375,464
	TOTAL ASSET BACKED SECURITIES (Cost $42,354,151)		42,351,548
	COLLATERALIZED MORTGAGE OBLIGATIONS - 6.70%
2,274,585	Bank of America Funding Corporation
	Series 2005-B, 5.140%, 04/20/2035		2,281,500
1,941,296	Bear Stearns Alt-A Trust
	Series 2005-2, 4.842%, 04/25/2035		1,928,524
	Countrywide Home Loans
1,643,148	Series 2005-11, 3.610%, 03/25/2035		1,644,176
1,810,819	2005-R1, 3.670%, 03/25/2035		1,811,525
1,795,842	Series 2005-11, 4.480%, 04/25/2035		1,796,955
700,000	CS First Boston Mortgage Securities Corp.
	Series 1997-C2, 6.550%, 01/17/2035		723,466
1,568,599	FNMA
	Series 2005-T2, 3.651%, 11/28/2035		1,568,098
1,000,000	FNMA
	3.200%, 11/25/2035		1,027,813
2,800,000	FNMA
	5.000%, 09/25/2035		2,877,437
	FHLMC
1,126,449	Series 1647, 6.500%, 12/15/2008		1,146,290
2,634,390	Series 2329, 6.500%, 06/15/2031		2,725,732
1,310,099	Series 2338, 6.500%, 07/15/2031		1,356,973
2,028,623	GSMPS Mortgage Loan Trust
	Series 2005-RP1, 3.660%, 01/25/2035		2,036,531
592,279	IMPAC Secured Assets Corp.
	Series 2004-3, 4.030%, 11/25/2034		592,713
2,800,000	Lxs
	Series 2005-5IA1, 0.0000%, 10/25/2035		2,800,000
2,600,000	Master Adjustable Rate Mortgages Trust
	Series 2004-13, 3.787%, 11/21/2034		2,496,145
925,251	Master Reperforming Loan Trust
	Series 2005-1, 7.000%, 08/25/2034		959,753
1,789,469	MLCC Mortgage Investors, Inc.
	Series 2005-1, 4.973%, 04/25/2035		1,793,436
1,061,054	Residential Asset Mortgage Products, Inc.
	Series 2004-SL4, 7.500%, 07/25/2032		1,107,144
2,324,360	Structured Adjustable Rate Mortgage Loan
	Series 2004-18, 5.044%, 12/25/2034		2,327,254
3,500,000	Washington Mutual
	Series 2005-AR13, 4.846%, 10/25/2045		3,500,000
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $37,614,633)		38,501,465
	CORPORATE BONDS - 13.97%
	Auto Components - 0.10%
575,000	Dana Corporation
	5.850%, 01/15/2015		453,895
110,000	Visteon Corp.
	8.250%, 08/01/2010		105,050
			558,945
	Automobiles - 1.24%
	DaimlerChrysler N.A.
275,000	4.050%, 06/04/2008 (b)		268,720
150,000	7.200%, 09/01/2009		160,162
750,000	4.314%, 09/10/2007 (d)		752,182
	Ford Motor Company
670,000	6.625%, 06/16/2008		655,239
3,845,000	7.375%, 10/28/2009 (b)		3,717,257
175,000	6.625%, 10/01/2028		127,313
950,000	7.450%, 07/16/2031 (b)		745,750
910,000	General Motors Corporation
	8.375%, 07/15/2033		714,350
			7,140,973
	Banks - 1.92%
	Aiful Corporation
100,000	4.450%, 02/16/2010 (Acquired 08/04/2005, Cost $97,657) (c)		97,484
200,000	5.000%, 08/10/2010 (Acquired 08/03/2005, Cost $199,350) (c)		198,892
750,000	ANZ Capital Trust II
	5.360%, 12/15/2053 (Callable at $100.00 on 12/15/2013; Acquired 08/23/2004, Cost $741,990) (c)		752,254
1,000,000	Bank of America, N.A.
	3.555%, 12/09/2005 (d)		1,000,149
380,000	Bank Of America Corporation
	4.500%, 08/01/2010 (b)		376,507
	Bank One Corp.
675,000	6.500%, 02/01/2006		680,095
995,000	2.625%, 06/30/2008 (b)		946,226
320,000	Banque Paribas
	6.875%, 03/01/2009		341,453
525,000	DBS Bank Ltd.
	5.000%, 11/15/2019 (Callable at $100.00 on 11/15/2014; Acquired 09/23/2004, Cost $548,350) (c)		520,129
700,000	First Chicago Corporation
	6.375%, 01/30/2009		738,897
375,000	Greenpoint Bank
	9.250%, 10/01/2010		445,961
700,000	HBOS Capital Funding L.P.
	6.071%, 06/01/2049 (Acquired 08/23/2004, Cost $724,051) (c)(d)		738,486
52,000	Horizon Lines Llc
	9.000%, 11/01/2012		55,965
450,000	Mizuho Financial Group Ltd.
	5.790%, 04/15/2014 (Acquired 08/23/2004, Cost $457,798) (c)		469,509
700,000	Popular North America, Inc.
	4.700%, 06/30/2009		697,237
525,000	Resona Bank
	5.850%, 09/29/2049 (Acquired 09/08/2005, Cost $524,633) (c)		519,173
410,000	Resona Preferredd Global Securities
	7.191%, 12/29/2049 (Acquired 07/20/2005, Cost $413,502) (c)		425,196
990,000	Royal Bank of Scotland Group PLC
	9.118%, 03/31/2049 (b)		1,152,059
550,000	Sovereign Bank
	4.375%, 08/01/2013 (d)		541,892
320,000	Wells Fargo Company
	4.200%, 01/15/2010		314,003
			11,011,567
	Beverages - 0.09%
490,000	Anheuser-Busch Companies, Inc.
	4.950%, 01/15/2014		496,441
	Business Services - 0.01%
80,000	Lamar Media Corp.
	7.250%, 01/01/2013		84,000
	Capital Markets - 0.22%
30,000	E Trade Financial Corp.
	7.375%, 09/15/2013 (Acquired 09/14/2005, Cost $30,125) (c)		30,450
340,000	Goldman Sachs Group, Inc.
	4.500%, 06/15/2010		334,937
350,000	Lehman Brothers Holdings, Inc.
	4.000%, 01/22/2008		345,463
570,000	Morgan Stanley
	3.625%, 04/01/2008		556,747
			1,267,597
	Chemicals - 0.06%
70,000	IMC Global, Inc.
	10.875%, 06/01/2008		79,450
150,000	Lubrizol Corp.
	7.250%, 06/15/2025		170,253
12,000	Lyondell Chemical Co.
	9.625%, 05/01/2007		12,660
20,000	Macdermid, Inc.
	9.125%, 07/15/2011		21,500
40,000	Rhodia S.A.
	10.250%, 06/01/2010		42,500
40,000	Westlake Chemical Corp.
	8.750%, 07/15/2011		43,300
			369,663
	Commercial Services & Supplies - 0.20%
50,000	DI Finance / Dyncorp International
	9.500%, 02/15/2013 (Callable at $104.75 on 02/15/2009; Acquired 03/01/2005 through 03/08/2005, Cost $51,113) (c)		52,500
725,000	PHH Corp.
	6.000%, 03/01/2008		737,849
325,000	Waste Management, Inc.
	6.375%, 11/15/2012		348,807
			1,139,156
	Communications - 1.11%
150,000	AMFM Inc.
	8.000%, 11/01/2008		161,625
295,000	British Telecommunications PLC
	8.375%, 12/15/2010		341,933
1,000,000	Comcast Cable Communications Holdings, Inc.
	9.455%, 11/15/2022 (b)		1,350,036
	Deutsche Telekom International Finance B.V.
140,000	5.250%, 07/22/2013		141,568
450,000	8.750%, 06/15/2030		582,714
45,000	Eircom Funding
	8.250%, 08/15/2013		49,050
35,000	News America, Inc.
	6.200%, 12/15/2034		35,171
	Rogers Cable, Inc.
220,000	5.500%, 03/15/2014		204,050
50,000	6.750%, 03/15/2015		50,375
60,000	Rogers Wireless, Inc.
	7.500%, 03/15/2015 (Acquired 02/24/2005, Cost $65,742) (c)		64,950
	Sprint Capital Corp.
1,220,000	6.000%, 01/15/2007		1,240,708
675,000	6.875%, 11/15/2028		747,910
190,000	Telecom Italia Cap
	5.250%, 10/01/2015		187,058
	Telecom Italia Capital
125,000	4.000%, 01/15/2010 (Acquired 04/04/2005, Cost $119,925) (c)		120,143
500,000	4.950%, 09/30/2014 (Acquired 09/28/2004, Cost $498,255) (c)		484,730
40,000	Valor Telecommunications
	7.750%, 02/15/2015		39,000
490,000	Verizon Global Funding Corp.
	7.375%, 09/01/2012 (b)		556,824
			6,357,845
	Consumer Products - 0.00%
20,000	American Achievement Corp.
	8.250%, 04/01/2012		20,300
	Containers & Packaging - 0.01%
50,000	Solo Cup Company
	8.500%, 02/15/2014		44,500
	Depository Institutions - 0.04%
250,000	First Union National Bank
	5.800%, 12/01/2008		259,945
	Diversified Financial Services - 1.24%
710,000	Citigroup, Inc.
	5.750%, 05/10/2006		715,902
	General Electric Capital Corporation
530,000	4.250%, 01/15/2008 (b)		527,093
650,000	3.670%, 09/15/2014 (d)		655,197
	General Motors Acceptance Corporation
270,000	7.750%, 01/19/2010 (b)		261,946
425,000	6.750%, 01/15/2006 (b)		427,252
20,000	6.125%, 02/01/2007		19,889
140,000	6.150%, 04/05/2007		138,983
430,000	4.559%, 07/16/2007 (b)(d)		418,353
70,000	6.311%, 11/30/2007		67,689
510,000	6.125%, 01/22/2008 (b)		492,700
330,000	5.110%, 09/23/2008 (d)		306,009
2,340,000	5.625%, 05/15/2009 (b)		2,146,938
685,000	HSBC Finance Corp.
	4.125%, 11/16/2009 (b)		667,715
30,000	Rabobank Capital Funding Trust II
	5.260%, 12/29/2049 (Acquired 05/23/2005, Cost $30,528) (c)(d)		30,134
180,000	Rabobank Capital Funding Trust III
	5.254%, 10/31/2049 (Acquired 10/14/2004 and 05/20/2005, Cost $180,457) (c)(d)		179,709
			7,055,509
	Diversified Telecommunication Services - 0.25%
300,000	ALLTEL Corporation
	4.656%, 05/17/2007		299,837
140,000	Cincinnati Bell Inc.
	7.000%, 02/15/2015		135,800
30,000	Citizens Communications Co.
	9.250%, 05/15/2011		33,075
127,000	Qwest Communications International, Inc.
	7.250%, 02/15/2011		124,301
850,000	Qwest Communications Intl, Inc.
	7.290%, 02/15/2009 (d)		843,625
			1,436,638
	Electric Services - 0.33%
700,000	CenterPoint Energy Resources Corp.
	7.875%, 04/01/2013		808,681
700,000	Midamerican Energy Holdings
	7.520%, 09/15/2008		747,635
340,000	Swepco Capital Trust
	5.250%, 10/01/2043 (d)		337,509
			1,893,825
	Electric Utilities - 0.51%
	Dominion Resources Inc.
80,000	4.750%, 12/15/2010		79,201
300,000	5.700%, 09/17/2012		310,006
295,000	Duke Energy Corp.
	5.625%, 11/30/2012		305,002
80,000	Empresa Nacional de Electricidad S.A.
	8.350%, 08/01/2013		91,225
200,000	FirstEnergy Corp.
1,135,000	6.450%, 11/15/2011 (b)		213,222
	7.375%, 11/15/2031		1,335,396
130,000	Oncor Electric Delivery Co.
	6.375%, 01/15/2015		140,590
470,000	Pacific Gas & Electric Co.
	6.050%, 03/01/2034		490,672
			2,965,314
	Electrical Equipment - 0.39%
10,000	Flextronics International Ltd.
	6.250%, 11/15/2014		10,000
	Tyco International Group S.A.
925,000	6.375%, 10/15/2011		987,175
655,000	6.875%, 01/15/2029		753,914
500,000	4.436%, 06/15/2007 (Acquired 08/23/2004, Cost $506,433) (c)		497,803
			2,248,892
	Energy Equipment & Services - 0.01%
50,000	Pride International Inc.
	7.375%, 07/15/2014		54,562
	Fixed-income securities - Non North American - 0.13%
700,000	Ameritech Capital Funding Corp.
	6.250%, 05/18/2009		729,301
	Food & Staples Retailing - 0.19%
1,150,000	Wal-Mart Stores, Inc.
	3.375%, 10/01/2008 (b)		1,114,938
	Food Products - 0.03%
195,000	Kraft Foods, Inc.
	5.625%, 11/01/2011 (b)		201,735
	Health Care Providers & Services - 0.36%
100,000	Amerisourcebergen Corp.
	5.875%, 09/15/2015 (Acquired 09/08/2005, Cost $99,500) (c)		99,250
50,000	Davita, Inc.
	7.250%, 03/15/2015		50,937
190,000	HCA Inc.
	7.690%, 06/15/2025		191,896
	HCA, Inc.
500,000	6.750%, 07/15/2013		511,252
150,000	5.750%, 03/15/2014		143,726
80,000	Service Corporation International
	7.000%, 06/15/2017 (Acquired 06/10/2005, Cost $79,202) (c)		81,200
	Tenet Healthcare Corp.
39,000	9.875%, 07/01/2014		40,950
908,000	9.250%, 02/01/2015 (Acquired 01/25/2005, Cost $893,526) (c)		921,620
			2,040,831
	Hotels Restaurants & Leisure - 0.19%
500,000	Harrahs Operating Company, Inc.
	5.500%, 07/01/2010		505,245
60,000	Inn of the Mountain Gods Resort & Casino
	12.000%, 11/15/2010 (b)		68,100
	MGM Mirage Inc.
10,000	9.500%, 08/01/2008		10,975
180,000	8.500%, 09/15/2010		196,650
120,000	6.625%, 07/15/2015 (Acquired 06/09/2005 and 07/20/2005, Cost $120,617) (c)		119,250
30,000	Premier Entertainment Biloxi LLC
	10.750%, 02/01/2012		27,188
20,000	River Rock Entertainment
	9.750%, 11/01/2011		22,300
140,000	Station Casinos, Inc.
	6.875%, 03/01/2016 (Acquired 08/23/2005, Cost $143,500) (c)		142,625
			1,092,333
	Household Durables - 0.09%
500,000	D.R. Horton, Inc.
	5.375%, 06/15/2012		486,927
	IT Services - 0.02%
90,000	Sungard Data Sys, Inc.
	9.125%, 08/15/2013 (Acquired 07/27/2005, Cost $90,000) (c)		93,713
	Independent Power Producers & Energy Traders - 0.31%
	Txu Corp.
500,000	4.800%, 11/15/2009		484,253
325,000	6.500%, 11/15/2024		306,078
1,045,000	6.550%, 11/15/2034		975,092
			1,765,423
	Industrial And Commercial Machinery And Computer Equipment - 0.01%
34,000	Case New Holland, Inc.
	9.250%, 08/01/2011		36,125
	Insurance - 0.65%
150,000	ACE Limited
	6.000%, 04/01/2007		152,459
400,000	Arch Capital Group Ltd.
	7.350%, 05/01/2034		427,852
130,000	ASIF Global Financing XIX
	4.900%, 01/17/2013 (Acquired 05/18/2005 through 05/20/2005, Cost $129,758) (c)		127,818
1,250,000	ASIF Global Financing XXIII
	3.900%, 10/22/2008 (Acquired 04/01/2005, Cost $1,221,720) (c)		1,219,954
350,000	CNA Financial Corp.
	7.250%, 11/15/2023 (b)		370,934
300,000	Liberty Mutual Group, Inc.
	7.000%, 03/15/2034 (Acquired 09/09/2004, Cost $304,431) (c)		297,605
450,000	QBE Insurance Group Ltd.
	5.647%, 07/01/2023 (Callable at $100.00 on 07/01/2013; Acquired 08/23/2004, Cost $441,198) (c)(d)		449,788
650,000	Prudential Insurance Co.
	7.650%, 07/01/2007 (Acquired 08/24/2004, Cost $695,335) (c)		682,322
			3,728,732
	Leisure Equipment & Products - 0.01%
50,000	Eastman Kodak Co.
	7.250%, 11/15/2013		47,673
	Machinery - 0.00%
5,000	Terex Corp.
	7.375%, 01/15/2014		5,075
	Media - 0.92%
	Clear Channel Communications, Inc.
1,190,000	5.500%, 09/15/2014		1,148,988
270,000	4.900%, 05/15/2015		246,626
30,000	4.625%, 01/15/2008		29,712
320,000	Comcast Corp.
	6.500%, 01/15/2015		346,289
	COX Communications, Inc.
220,000	3.875%, 10/01/2008		213,648
775,000	4.625%, 01/15/2010		758,482
520,000	COX Enterprises, Inc.
	4.375%, 05/01/2008 (Acquired 03/17/2005, Cost $515,911) (c)		511,064
	CSC Holdings, Inc.
45,000	7.625%, 04/01/2011		44,437
100,000	7.625%, 07/15/2018		94,000
140,000	DirecTV Holdings LLC
	6.375%, 06/15/2015 (Callable at $103.19 on 06/15/2010; Acquired 06/09/2005, Cost $49,500) (b)(c)		139,650
40,000	EchoStar DBS Corporation
	6.625%, 10/01/2014 (b)		39,800
	Liberty Media Corp.
240,000	5.700%, 05/15/2013		219,604
460,000	7.875%, 07/15/2009		486,348
20,000	The Reader's Digest Association Inc.
	6.500%, 03/01/2011		20,400
20,000	Sinclair Broadcast Group, Inc.
	8.000%, 03/15/2012		20,575
	Time Warner, Inc.
450,000	6.875%, 05/01/2012 (b)		492,453
405,000	7.700%, 05/01/2032		480,976
			5,293,052
	Metal Mining - 0.02%
100,000	Codelco Inc.
	4.750%, 10/15/2014 (Acquired 10/21/2004, Cost $98,482) (c)		97,224
	Motion Picture Theaters, Except Drive-in - 0.00%
30,000	Amc Entertainment, Inc.
	8.000%, 03/01/2014		26,550
	Multiline Retail - 0.09%
40,000	JCPenney Co., Inc.
	7.400%, 04/01/2037		43,450
470,000	Target Corp.
	5.400%, 10/01/2008		481,367
			524,817
	Multi-Utilities & Unregulated Power - 0.06%
60,000	AES Corp/The
	7.750%, 03/01/2014		63,900
50,000	CenterPoint Energy, Inc.
	7.250%, 09/01/2010		54,342
120,000	Duke Energy Corp.
	6.250%, 01/15/2012		127,833
80,000	Reliant Energy, Inc.
	6.750%, 12/15/2014		79,000
			325,075
	Non-depository Credit Institutions - 0.05%
300,000	General Motors Acceptance Corp.
	6.875%, 09/15/2011 (b)		273,206
	Oil & Gas - 1.63%
	Amerada Hess Corp.
830,000	7.300%, 08/15/2031 (b)		971,368
325,000	7.125%, 03/15/2033		373,165
50,000	AmeriGas Partners, L.P.
	7.250%, 05/20/2015 (Callable at $103.625 on 05/20/2010; Acquired 04/13/2005, Cost $50,000) (c)		52,500
380,000	Anadarko Finance Co.
	6.750%, 05/01/2011		413,355
445,000	Apache Finance Canada Corp.
	4.375%, 05/15/2015 (b)		432,725
	Chesapeake Energy Corp.
60,000	6.375%, 06/15/2015		60,600
60,000	6.250%, 01/15/2018		59,100
420,000	ChevronTexaco Capital Co.
	3.500%, 09/17/2007		412,759
70,000	Conoco Funding Co.
	6.350%, 10/15/2011		76,014
575,000	Conoco Inc.
	6.950%, 04/15/2029		702,155
285,000	ConocoPhillips Inc.
	4.750%, 10/15/2012 (b)		286,567
415,000	Devon Energy Corporation
	7.950%, 04/15/2032		530,684
309,000	El Paso Natural Gas Co.
	8.375%, 06/15/2032		352,520
	El Paso Corp.
400,000	7.750%, 01/15/2032		405,000
538,000	7.800%, 08/01/2031		542,035
	Energy Transfer Partners L P
425,000	5.650%, 08/01/2012 (Acquired 07/26/2005, Cost $499,485) (c)		419,099
425,000	5.950%, 02/01/2015		423,606
125,000	Enterprise Products Operating L.P.
	4.950%, 06/01/2010		122,980
695,000	Kerr-McGee Corp.
	7.875%, 09/15/2031		807,883
50,000	Peabody Energy Corp.
	5.875%, 04/15/2016		49,938
560,000	Pemex Project Funding Master Trust
	7.375%, 12/15/2014		623,000
50,000	Pogo Producing Co.
	6.875%, 10/01/2017 (Acquired 09/21/2005, Cost $50,000) (c)		50,938
110,000	Suburban Propane Partners L.P.
	6.875%, 12/15/2013		100,650
70,000	Vintage Pete, Inc.
	7.875%, 05/15/2011		73,500
150,000	Western Oil Sands, Inc.
	8.375%, 05/01/2012		173,063
800,000	Williams Companies, Inc.
	7.500%, 01/15/2031		854,000
			9,369,204
	Paper & Forest Products - 0.17%
50,000	Abitibi-Consolidated Inc.
	7.750%, 06/15/2011		49,500
20,000	Abitibi-Consolidated Inc.
	8.375%, 04/01/2015		19,750
135,000	International Paper Co.
	5.500%, 01/15/2014		134,677
705,000	Weyerhaeuser Co.
	6.750%, 03/15/2012		762,790
			966,717
	Pharmaceuticals - 0.00%
30,000	Mylan Labs, Inc.
	6.375%, 08/15/2015 (Acquired 07/14/2005, Cost $30,000) (c)		30,188
	Real Estate - 0.36%
300,000	EOP Operating L.P.
	7.750%, 11/15/2007		317,747
	Forest City Enterprises, Inc.
10,000	7.625%, 06/01/2015		10,650
29,000	6.500%, 02/01/2017		28,855
	iStar Financial, Inc.
100,000	5.700%, 03/01/2014		100,259
225,000	8.750%, 08/15/2008		246,568
	Simon Property Group, L.P.
300,000	6.875%, 10/27/2005		300,870
350,000	7.125%, 09/20/2007		363,956
515,000	Summit Properties Partnership
	7.200%, 08/15/2007		535,377
	Ventas Realty L.P.
50,000	6.750%, 06/01/2010 (Acquired 05/26/2005, Cost $50,000) (c)		51,000
40,000	9.000%, 05/01/2012		45,600
30,000	6.625%, 10/15/2014		30,300
40,000	7.125%, 06/01/2015 (Callable at $103.56 on 06/01/2010; Acquired 05/26/2005, Cost $40,000) (c)		41,600
			2,072,782
	Radiotelephone Communications - 0.02%
90,000	Intelsat Ltd
	8.625%, 01/15/2015 (Acquired 08/16/2005, Cost $96,468) (c)		92,250
40,000	Rogers Wireless Communications, Inc.
	6.375%, 03/01/2014		40,400
			132,650
	Railroad Transportation - 0.00%
14,000	Kansas City Southern Railway Co.
	9.500%, 10/01/2008		15,417
	Road & Rail - 0.04%
230,000	Union Pacific Corp.
	5.375%, 05/01/2014		235,086
	Security And Commodity Brokers, Dealers, Exchanges, And Services - 0.28%
250,000	Fuji Jgb Invt L L C
	9.870%, 12/31/2049 (Acquired 08/22/2005 and 08/23/2005, Cost $281,086) (c)(d)		279,085
1,350,000	Lehman Brothers Holdings Inc
	4.500%, 07/26/2010 (b)		1,333,006
			1,612,091
	Software - 0.13%
750,000	Computer Associates, Inc.
	4.750%, 12/01/2009 (Acquired 05/26/2005 and 08/31/2005, Cost $744,100) (c)		736,522
	Specialty - 0.00%
30,000	UGS Corp.
	10.000%, 06/01/2012		33,000
	Specialty Retail - 0.02%
112,000	Toys R US, Inc.
	7.375%, 10/15/2018		90,160
	Textiles, Apparel & Luxury Goods - 0.01%
50,000	Oxford Industries, Inc.
	8.875%, 06/01/2011		52,250
10,000	Russell Corp.
	9.250%, 05/01/2010		10,150
			62,400
	Tobacco - 0.23%
770,000	Altria Group, Inc.
	7.000%, 11/04/2013		844,126
400,000	Philip Morris Companies, Inc.
	7.750%, 01/15/2027 (b)		467,732
			1,311,858
	Transportation Equipment - 0.13%
725,000	Ford Motor Credit Company
	6.875%, 02/01/2006		728,025
	Water Transportation - 0.03%
60,000	Omi Corp.
	7.625%, 12/01/2013		62,400
86,000	Teekay Shipping Corp.
	8.875%, 07/15/2011		98,470
			160,870
	Wireless Telecommunication Services - 0.06%
225,000	America Movil SA de CV
	6.375%, 03/01/2035		219,290
	Nextel Communications, Inc.
15,000	5.950%, 03/15/2014		15,375
120,000	7.375%, 08/01/2015		128,575
			363,240
	TOTAL CORPORATE BONDS (Cost $80,435,048)		80,208,612
	FOREIGN GOVERNMENT AGENCY ISSUES - 0.15%
1,093,750	Republic of Argentina
	1.980%, 08/03/2012 (d)		882,109
	TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $991,904)		882,109
	FOREIGN GOVERNMENT NOTE/BONDS - 3.42%
	Republic of Panama
480,000	10.750%, 05/15/2020		670,800
20,000	9.375%, 01/16/2023		25,350
	Brazil Federative Republic
930,000	14.500%, 10/15/2009 (b)		1,211,790
1,320,000	11.000%, 08/17/2040		1,619,970
813,380	Canadian Government Inflationary Index Note
	4.000%, 12/01/2031	CAD	1,055,645
510,000	Republic of Columbia
	11.750%, 02/25/2020		711,960
150,000	Republic of El Salvador
	7.650%, 06/15/2035 (Acquired 06/01/2005, Cost $149,211) (c)		157,125
120,000	Republic of Guatemala
	8.125%, 10/06/2034		135,000
	United Mexican States
520,000	11.500%, 05/15/2026		835,900
400,000	8.300%, 08/15/2031		501,000
2,130,000	7.500%, 04/08/2033		2,476,125
320,000	Republic of Peru
	8.750%, 11/21/2033		388,000
	Arab Republic of Egypt
2,900,000	4.450%, 09/15/2015		2,862,120
284,000	8.875%, 04/15/2024		303,760
320,000	12.250%, 03/06/2030		441,120
280,004	Federal Republic of Brazil
	4.313%, 04/15/2012 (d)		276,168
1,450,000	Ministry of Finance of Russia
	3.000%, 05/14/2008		1,383,880
303,400	Republic of Peru
	5.000%, 03/07/2017 (d)		301,124
540,000	State of Qatar
	9.750%, 06/15/2030		828,900
2,980,000	Russia Federation
	5.000%, 03/31/2030 (e)		3,431,631
	TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $18,390,001)		19,617,368
	MORTGAGE BACKED SECURITIES - 20.43%
5,854,865	FHLMC
	Pool #1G-0058, 4.627%, 01/01/2035		5,796,229
	FHLMC Gold
870,227	Pool #C0-1385, 6.500%, 08/01/2032		896,040
306,237	Pool #C7-0562, 6.500%, 09/01/2032		315,321
431,060	Pool #C7-0760, 6.500%, 09/01/2032		443,847
4,611,241	Pool #G0-1767, 6.500%, 12/01/2032		4,751,176
	FNMA
504,995	Pool #721345, 4.500%, 06/01/2018		495,541
632,699	Pool #690603, 4.500%, 11/01/2018		620,855
387,740	Pool #744820, 4.500%, 11/01/2018		380,638
248,747	Pool #754019, 4.500%, 12/01/2018		244,090
221,786	Pool #750039, 4.500%, 02/01/2019		217,405
174,161	Pool #733984, 4.500%, 03/01/2019		170,721
424,181	Pool #769573, 4.500%, 03/01/2019		415,802
647,053	Pool #771829, 4.500%, 03/01/2019		634,940
789,456	Pool #771858, 4.500%, 03/01/2019		774,677
650,080	Pool #773533, 4.500%, 04/01/2019		637,239
157,048	Pool #251925, 6.500%, 07/01/2028		162,251
123,527	Pool #435151, 6.500%, 07/01/2028		127,619
697,753	Pool #433575, 6.500%, 09/01/2028		720,868
517,274	Pool #251985, 6.500%, 10/01/2028		534,410
828,107	Pool #446107, 6.500%, 11/01/2028		855,540
826,597	Pool #452955, 6.500%, 11/01/2028		853,980
475,796	Pool #457553, 6.500%, 01/01/2029		491,558
338,277	Pool #252255, 6.500%, 02/01/2029		349,484
212,337	Pool #252342, 6.500%, 04/01/2029		219,312
790,570	Pool #323632, 6.500%, 04/01/2029		817,006
991,373	Pool #494339, 6.500%, 04/01/2029		1,023,939
192,779	Pool #252497, 6.500%, 06/01/2029		199,112
105,338	Pool #498092, 6.500%, 06/01/2029		108,798
866,926	Pool #500441, 6.500%, 06/01/2029		895,405
994,949	Pool #501198, 6.500%, 06/01/2029		1,027,633
456,108	Pool #503223, 6.500%, 07/01/2029		471,091
145,961	Pool #504708, 6.500%, 07/01/2029		150,756
125,718	Pool #535476, 6.500%, 07/01/2029		129,882
1,515,706	Pool #544859, 4.428%, 08/01/2029		1,521,543
98,999	Pool #535506, 6.500%, 08/01/2030		102,251
2,409,931	Pool #786848, 7.000%, 10/01/2031		2,527,169
1,565,261	Pool #607398, 6.500%, 11/01/2031		1,614,125
1,455,890	Pool #725932, 6.500%, 12/01/2031		1,502,312
2,210,826	Pool #545817, 6.500%, 08/01/2032		2,278,649
1,915,573	Pool #555254, 6.500%, 01/01/2033		1,975,372
2,178,290	Pool #733132, 3.521%, 04/01/2034		2,168,941
	GNMA
802,340	Pool #081116M, 4.750%, 10/20/2034		802,318
860,677	Pool #081150M, 4.500%, 11/20/2034		856,586
2,546,412	Pool #081153M, 4.750%, 11/20/2034		2,546,273
1,000,000	FHLMC
	Series 2590, 5.000%, 03/15/2018		1,002,621
2,612,209	First Franklin Mortgage Loan Asset-Backed Certificates
	Series 2004-FF2, 4.030%, 03/25/2034		2,614,859
800,000	GS Mortgage Securities Corporation II
	Series 2005-GG4, 4.680%, 07/10/2039		789,050
1,880,000	JP Morgan Commercial Mortgage
	Series 2005-CIBC12, 4.895%, 09/12/2037		1,861,206
	LehmanBrothers-UBS Commercial Mortgage Trust
600,000	Series 2005-C3, 4.664%, 07/15/2030		589,228
520,000	Series 2005-C3, 4.739%, 07/15/2030		510,228
1,480,000	Morgan Stanley Capital
	Series 2005-HQ6, 4.989%, 08/13/2042		1,478,246
3,000,000	Wells Fargo
	Series 2005-AR16, 4.980%, 08/25/2033		2,991,338
	FHLMC
2,149,302	Pool #C9-0732, 5.500%, 11/01/2023		2,165,106
3,000,000	Pool #1H-2524, 4.583%, 08/01/2035		3,000,723
	FNMA
3,967,656	Pool #668357, 5.000%, 12/01/2017		3,962,808
521,226	545759, 6.500%, 07/01/2032		537,216
12,324,196	Pool #735224, 5.500%, 02/01/2035		12,333,761
11,565,244	Pool #827741, 5.500%, 06/01/2035		11,567,412
2,900,000	Pool #829334, 4.590%, 09/01/2035		2,897,741
6,300,000	Pool #820345, 5.000%, 09/01/2035		6,170,456
15,574,292	Pool #832738, 5.500%, 09/01/2035		15,577,212
2,800,000	Pool #836464, 3.035%, 10/01/2035		2,856,500
600,000	5.500%, 10/01/2035		600,113
	TOTAL MORTGAGE BACKED SECURITIES (Cost $118,337,713)		117,334,528
	SUPRANATIONAL OBLIGATIONS - 0.31%
1,150,000	Argentina
	11.375%, 03/15/2010		362,135
	General Motors Acceptance Corporation
300,000	4.000%, 02/09/2006	EUR	360,830
275,000	5.750%, 02/14/2006		332,773
250,000	General Motors Corporation
	8.375%, 07/05/2033		236,842
70,000	Morgan Stanley Bank (Gazprom)
	9.625%, 03/01/2013		86,898
340,000	Ukraine (republic Of)
	7.650%, 06/11/2013		375,054
	TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,878,253)		1,754,532
	U.S. GOVERNMENT AGENCY ISSUES - 25.01%
	FAMC - 0.07%
420,000	4.250%, 07/29/2008		417,943

	FFCB - 1.56%
4,000,000	4.550%, 08/10/2012 (b)		3,998,944
2,000,000	3.800%, 09/07/2007 (b)		1,979,272
3,000,000	3.625%, 01/04/2008 (b)		2,951,721
			8,929,937
	FHLB - 3.15%
2,400,000	2.500%, 04/11/2006 (b)		2,378,662
2,000,000	2.875%, 05/23/2006 (b)		1,982,668
5,000,000	3.500%, 05/15/2007 (b)		4,931,490
4,000,000	3.625%, 02/15/2008 (b)		3,931,316
760,000	4.125%, 04/18/2008 (b)		755,788
3,000,000	3.750%, 08/15/2008 (b)		2,943,942
1,200,000	4.080%, 04/26/2010 (b)		1,179,842
			18,103,708
	FHLMC - 0.29%
900,000	5.000%, 10/01/2035		880,875
700,000	7.000%, 03/15/2010 (b)		770,151
			1,651,026
	FNMA - 15.85%
1,590,000	3.226%, 01/09/2006 (b)(d)		1,589,965
2,000,000	5.500%, 02/15/2006 (b)		2,011,032
3,000,000	3.250%, 07/12/2006 (b)		2,976,285
6,000,000	2.200%, 12/04/2006 (b)		5,854,152
3,000,000	4.500%, 01/22/2015		2,972,715
3,000,000	3.550%, 01/12/2007 (b)		2,969,838
3,300,000	7.250%, 01/15/2010 (b)		3,648,589
220,000	3.875%, 02/15/2010		214,775
2,000,000	7.125%, 06/15/2010 (b)		2,218,026
3,000,000	5.500%, 03/15/2011 (b)		3,137,130
2,800,000	4.500%, 09/14/2012		2,772,879
1,990,000	4.250%, 02/28/2007		1,987,522
2,010,000	5.000%, 07/15/2014 (b)		2,064,381
3,600,000	6.000%, 05/15/2011 (b)		3,855,989
14,200,000	5.500%, 10/15/2035		14,195,570
10,000,000	5.500%, 11/01/2033		9,984,380
4,900,000	5.500%, 10/01/2020		4,971,971
3,300,000	6.000%, 10/15/2035		3,355,687
20,700,000	5.000%, 10/01/2035		20,266,583
			91,047,469
	GNMA - 3.61%
4,300,000	5.000%, 10/01/2035		4,255,658
12,300,000	6.000%, 10/01/2035		12,599,813
3,700,000	6.500%, 10/01/2035		3,850,313
			20,705,784
	Tennessee Valley Authority - 0.48%
2,450,000	5.880%, 04/01/2036		2,794,157
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $144,725,425)		143,650,024
	U.S. TREASURY OBLIGATIONS - 16.14%
	U.S. Treasury Bond - 3.32%
4,200,000	8.875%, 02/15/2019 (b)		6,017,978
4,681,153	2.375%, 01/15/2025 (b)		5,009,569
272,118	3.875%, 04/15/2029		372,588
6,180,000	6.250%, 05/15/2030 (b)		7,675,517
	Total U.S. Treasury Bond (Cost $18,696,265)		19,075,652
	U.S. Treasury Note - 10.21%
6,000,000	2.500%, 09/30/2006 (b)		5,908,128
1,400,000	2.875%, 11/30/2006 (b)		1,380,368
790,000	3.750%, 03/31/2007 (b)		785,187
5,250,000	3.625%, 04/30/2007 (b)		5,207,349
5,640,000	4.000%, 08/31/2007 (b)		5,622,601
290,000	3.000%, 02/15/2008 (b)		282,422
700,000	3.375%, 02/15/2008 (b)		687,586
7,470,000	3.750%, 05/15/2008 (b)		7,392,387
1,351,994	3.875%, 01/15/2009 (b)		1,467,126
13,340,000	3.375%, 10/15/2009 (b)		12,931,996
240,000	3.625%, 01/15/2010 (b)		234,534
9,020,000	3.500%, 02/15/2010 (b)		8,764,554
1,230,000	4.000%, 04/15/2010 (b)		1,219,190
2,040,000	3.875%, 02/15/2013 (b)		1,988,125
3,326,279	2.000%, 01/15/2014 (b)		3,396,573
350,822	2.000%, 07/15/2014		358,483
730,000	4.250%, 11/15/2014 (b)		725,010
50,930	1.625%, 01/15/2015		50,341
70,000	4.125%, 05/15/2015 (b)		68,816
49,997	1.875%, 07/15/2015 (b)		50,453
130,000	4.250%, 08/15/2015		129,228
	Total U.S. Treasury Note (Cost $59,477,565)		58,650,457
	U.S. Treasury Strip - 2.61%
300,000	0.000%, 02/15/2019		163,135
6,000,000	0.000%, 11/15/2021 (b)		2,837,832
19,500,000	0.000%, 11/15/2022 (b)		8,804,289
8,030,000	0.000%, 05/15/2030 (b)		2,621,233
800,000	0.000%, 02/15/2014		555,379
	Total U.S. Treasury Strip (Cost $15,083,703)		14,981,868
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $93,257,533)		92,707,977
Contracts
	PURCHASED OPTIONS - 0.00%
14	Fed Fund 30 Day Bond
	Expiration: October, 2005, Exercise Price: $96.310 (a)		146
	TOTAL PURCHASED OPTIONS (Cost $1,529)		146
Principal
Amount
	CERTIFICATE OF DEPOSIT - 0.42%
	Depository Institutions - 0.42%
2,400,000	Treasury Bank
	3.310%, 11/23/2005 (d)		2,400,000
	TOTAL CERTIFICATE OF DEPOSIT (Cost $2,400,000)		2,400,000
	SHORT TERM INVESTMENTS - 21.22%
41,500,000	Repurchase Agreements - 19.85%
	Countrywide Cap Repo
1,300,000	3.750%, 10/03/2005		41,500,000
	Fed Rebublic Of Brazil
70,000,000	12.500%, 01/05/2016	BRL	571,338
	Goldman Sachs Group, Inc. Repo
1,390,000	3.750%, 10/03/2005		70,000,000
	Queensland Treasury Corp.
1,880,000	6.000%, 06/14/2011	AUD	1,087,378
	Republic Of Argentina (dirty)
	5.830%, 12/31/2033	ARS	834,493
			113,993,209
150,000	Corporate Bonds - 0.05%
	Royal & Sun Alliance Insurance
	8.500%, 12/08/2049	GBP	309,454
1,110,000	Foreign Government Note/Bonds - 0.83%
	Republic of Argentina
45,000,000	2.000%, 01/03/2016	ARS	683,985
	United Mexican States
	8.000%, 12/19/2013	MXN	4,053,263
			4,737,248
Shares
2,075,001	Money Market Funds - 0.36%
	Federated Prime Obligations Fund
	3.600%, 01/01/2050		2,075,001
Principal Amount
745,000	U.S. Government Agency Issues - 0.13%
	FNMA
	0.000% , 12/05/2005 (e)		740,117
	TOTAL SHORT TERM INVESTMENTS (Cost $121,297,271)		121,855,029

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 28.61%
	CERTIFICATES OF DEPOSIT - 1.52
5,817,773	Concord Bank, N.A., 3.74%, 10/13/05 (c)		5,817,773
2,908,886	Natexis Banque, 3.36%, 10/31/05		2,908,886

	TOTAL CERTIFICATES OF DEPOSIT (Cost $8,726,659)		8,726,659

	COMMERCIAL PAPER - 10.84%
1,939,258	CCN Bluegrass, 3.33%, 05/18/06 (c)		1,939,258
3,878,515	CCN Independence IV LLC, 3.29%, 04/17/06 (c)		3,878,515
6,205,624	CCN Orchard Park, 3.19%, 04/06/06 (c)		6,205,624
1,745,332	Concord Minutemen Capital Co., 3.67%, 10/06/05 (c)		1,745,332
3,878,515	Duke Funding, 3.82%, 10/27/05 (c) (d)		3,878,515
3,878,515	Duke Funding, 3.70%, 12/06/05 (c)		3,866,201
3,878,515	Laguna Corp., 3.70%, 10/06/05 (c) (d)		3,866,589
8,726,659	Lakeside Funding LLC, 3.54%, 12/12/05 (c)		8,726,659
1,551,246	Leafs LLC, 2.85%, 01/20/06 (c)		1,551,246
5,235,454	Leafs LLC, 3.77%, 04/20/06 (c)		5,235,454
1,939,258	Liquid Funding Ltd., 3.54%, 12/12/05 (c) (d)		1,939,099
2,714,960	Morgan Stanley, 4.02%, 03/01/06		2,714,960
2,714,960	Morgan Stanley, 3.33%, 01/20/06		2,714,960
2,631,767	RAMS Funding LLC, 3.86%, 10/12/05 (c) (d)		2,628,107
3,878,515	RAMS Funding LLC, 3.85%, 10/24/05 (c) (d)		3,864,863
1,745,332	Thornburg Mortgage Capital LLC, 3.70%, 10/05/05 (c) (d)		1,740,144
5,817,773	Thornburg Mortgage Capital LLC, 3.81%, 10/20/05 (c) (d)		5,799,350

	TOTAL COMMERCIAL PAPER (Cost $62,294,876)		62,294,876

	CORPORATE BONDS AND NOTES - 1.72%
1,939,258	Bayerische Landesbank, 3.90%, 06/24/05		1,939,258
3,878,515	Liquid Funding Ltd., 3.55%, 05/15/06 (c) (d)		3,878,127
2,327,108	Metlife Global, 3.39%, 04/28/08		2,327,108
1,745,332	Northlake, 1.48%, 03/06/33 (c)		1,745,332

	TOTAL CORPORATE BONDS AND NOTES (Cost $9,889,825)		9,889,825

	CORPORATE PAYDOWN SECURITY - 0.34%
1,939,258	Duke Funding, 5.06%, 04/08/06 (c)		1,939,258

	TOTAL CORPORATE PAYDOWN SECURITY (Cost $1,939,258)		1,939,258
Shares
	MUTUAL FUND - 0.00%
163	Merrill Lynch Premier Institutional Fund		163

	TOTAL MUTUAL FUND (Cost $163)		163
Principal Amount
	PRINCIPAL CASH - 0.41%
$3,018,554	Principal Cash		2,335,268

	TOTAL PRINCIPAL CASH (Cost $2,335,268)		2,335,268

	REPURCHASE AGREEMENTS - 13.78%
19,392,875	CS First Boston Repurchase Agreement, 3.90%, 10/03/05
	(Collateralized by Collateralized Mortgage Obligations)		19,392,575
1,939,258	Lehman Brothers Repurchase Agreement, 4.06%, 10/03/05
	(Collateralized by Corporate Bonds)		1,939,258
9,890,213	Lehman Brothers Repurchase Agreement, 4.06%, 10/03/05
	(Collateralized by Corporate Bonds)		9,890,213
19,392,575	Lehman Brothers Repurchase Agreement, 4.09%, 10/03/05
	(Collateralized by Corporate Bonds)		19,392,575
5,817,773	Merrill Lynch Repurchase Agreement, 4.02%, 10/03/05
	(Collateralized by Corporate Bonds)		5,817,773
9,114,510	Morgan Stanley Repurchase Agreement, 3.95%, 10/03/05
	(Collateralized by Freddie Mac Collaterialized Mortgage Obligations)		9,114,510
13,574,802	Morgan Stanley Repurchase Agreement, 3.95%, 10/03/05
	(Collateralized by Freddie Mac Collaterialized Mortgage Obligations)		13,574,802

	TOTAL REPURCHASE AGREEMENTS (Cost $79,121,706)		79,121,706

	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $164,307,755)		164,307,755

	Total Investments (Cost $831,219,906) - 144.47%		829,683,598
	Liabilities in Excess of Other Assets - (44.47)%		(255,403,415)
	TOTAL NET ASSETS - 100.00%		$574,280,183

	Percentages are stated as a percent of net assets.

	(a) Non Income Producing.
	(b) All or a portion of this security is on loan and represents investments of securities lending collateral.
	(c) Restricted under Rule 144a of the Securities Act of 1933.
	(d) Variable Rate Security. The rate shown is the rate in effect on September 30, 2005.
	(e) Assigned as collateral for certain futures contracts.

	For certain federal income tax information, as well as other information regarding securities valuation and other significant
	accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report

Schedule of Options Written September 30, 2005 AssetMark Core Plus Fixed Income
Contracts		Value
	PUT OPTIONS

83	U.S. Treasury Note Future
	Expiration: November, 2005, Exercise Price: $109.00 (a)	$37,609
61	U.S. Treasury Bond
	Expiration: November, 2005, Exercise Price: $113.00 (a)	49,563
		87,172
	Total Options Written (Premiums received $88,265)	$87,172

Schedule of Open Forward Currency Contracts September 30, 2005 AssetMark Core Plus Fixed Income

		Amount of		Amount of	Unrealized
Forward	Currency to	Currency to	Currency to	Currency to	Appreciation
expiration date	be received	be received	be delivered	be delivered	(Depreciation)
11/08/05	Australian Dollars	1,419,024	U.S. Dollars	1,069,065	(10,271)
11/08/05	Canadian Dollars	1,093,926	U.S. Dollars	887,302	(42,091)
10/26/05	Euros	658,364	U.S. Dollars	793,703	1,550
11/08/05	Euros	208,824	U.S. Dollars	252,520	1,070
10/14/05	Mexican Pesos	45,621,854	U.S. Dollars	4,200,955	(31,542)
					(81,284)

Schedule of Open Future Contracts September 30, 2005 AssetMark Core Plus Fixed Income

	Number of
	Contracts			Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)
Eurodollar 90 Day Futures	109	13,356	Dec-05	(105,590)
Eurodollar 90 Day Futures	30	2,864	Mar-06	(36,848)
Eurodollar 90 Day Futures	(10)	(959)	Jan-06	12,841
Eurodollar 90 Day Futures	(20)	(1,908)	Sep-06	23,682
Eurodollar 90 Day Futures	38	3,642	Oct-05	(13,156)
Eurodollar 90 Day Futures	30	2,868	Dec-05	(18,102)
Eurodollar 90 Day Futures	(3)	(286)	Dec-06	2,818
U.S. Treasury 2 year Note Futures	98	10,089	Dec-05	(69,865)
U.S. Treasury 5 year Note Futures	270	28,852	Dec-05	(349,105)
U.S. Treasury 10 year Note Futures	(81)	(8,904)	Dec-05	(70,812)
U.S. Treasury 10 year Swap Futures	113	12,359	Dec-05	(145,697)
U.S. Treasury Long Bond Futures	28	3,203	Dec-05	(4,705)
				(668,949)

Schedule of Swap Contracts September 30, 2005 AssetMark Core Plus Fixed Income

				Unrealized
			Notional	Appreciation
Description			Amount	(Depreciation)
DJ CDX, 06/20/2010 Credit Default Swap			5,500,000	4,744
				4,744

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AssetMark Funds

By:                  /s/  Ronald D. Rodes
                               Ronald D. Rodes, President

Date:                     11/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:     AssetMark Funds

By:                  /s/  Ronald D. Rodes
       Ronald D. Rodes, President
       President (Principal Executive Officer)
       AssetMark Funds

Date:                     11/29/05

Registrant:     AssetMark Funds

By:                  /s/  Carrie E. Hansen
       Carrie E. Hansen
       Treasurer (Principal Financial Officer)
       AssetMark Funds

Date:                     11/29/05

* Print the name and title of each signing officer under his or her signature.